                                               Rule 497(b)
                                               Reg. No. 33-65966
CUSIP: 383741600R

                  Government Securities Equity Trust Series 6
                                (LOGO)
--------------------------------------------------------------------------------

The objectives of the Trust are to attempt to obtain safety of capital through investment in stripped United States Treasury issued notes or bonds paying no current interest and to attempt to provide for capital appreciation through investment in Class I shares of the Templeton Growth Fund, Inc. (the ``Fund''), an open-end, diversified, registered, management investment company. The objective of the Fund is long-term capital growth through a flexible policy of investing in stocks and debt obligations of companies and governments of any nation. Units of the Trust may be suited for purchase by Individual Retirement Accounts, Keogh Plans and other tax-deferred retirement plans.

--------------------------------------------------------------------------------
Sponsor:
                                              Prudential Securities (LOGO)
--------------------------------------------------------------------------------
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
--------------------------------------------------------------------------------
Please Read and Retain                                     Prospectus dated
This Prospectus For Future Reference                       January 31, 1996

--------------------------------------------------------------------------------

    This Prospectus does not contain all the information with respect to the investment company set forth in its registration statement and exhibits relating thereto which have been filed with the Securities and Exchange Commission, Washington, D.C. under the Securities Act of 1933 and the Investment Company Act of 1940, and to which reference is hereby made.
--------------------------------------------------------------------------------

The Trust

    Government Securities Equity Trust Series 6 consists of one underlying unit investment trust (the ``Trust'' or ``GSET'' as the context requires), composed of stripped United States Treasury issued notes or bonds bearing no current interest (the ``Treasury Obligations'') and Class I shares (``Fund Shares'') of the Templeton Growth Fund, Inc. (the ``Fund''), an open-end diversified, registered, management investment company, or contracts and funds for the purchase thereof (the Treasury Obligations and the Fund Shares, collectively, the ``Securities''). The Treasury Obligations held by the Trust mature approximately fifteen years from the Date of Deposit.

    The objectives of the Trust are to attempt to obtain safety of capital through investment in stripped United States Treasury issued notes or bonds paying no current interest and to attempt to provide for capital appreciation through investment in shares of the Fund. The objective of the Fund is long-term capital growth through a flexible policy of investing in stocks and debt obligations of companies and governments of any nation. The Fund may purchase and write covered put and call options on securities indices that are traded on United States and foreign exchanges; may invest up to 5% of its total assets in put or call options on securities held in the Fund; may purchase and sell stock index futures contracts up to an aggregate amount not exceeding 20% of its total assets but may not at any time commit more than 5% of its total assets to initial margin deposits on futures contracts; may invest in preferred stocks and certain debt securities, rated or unrated, such as convertible bonds and bonds selling at a discount. There is, of course, no assurance that the Trust's objectives will be achieved.

    The Trust is structured to contain a sufficient amount of Treasury Obligations to insure that an investor will receive, at the maturity of such Trust, $15.00 per unit. However, an investor holding his Units to Trust maturity may suffer a loss to the extent the investor's purchase cost of a Unit exceeds $15.00 since the capital protection is limited to the aggregate maturity value per Unit of Treasury Obligations. As of the date of the ``Summary of Essential Information'', the Public Offering Price, including the sales charge, was approximately $13.62 per Unit and consequently Unit Holders purchasing Units on such date could anticipate realizing proceeds at maturity of the Treasury Obligations greater than their initial investment of approximately $13.62 per Unit. An investor who sells his Units prior to Trust maturity may suffer a loss to the extent that the price he receives upon the sale of his Units is less than the purchase price of his Units. The price paid for a Unit may differ from that set forth herein due to changes in the value of the Securities in the portfolio subsequent to the date of the Summary of Essential Information. There is no assurance that a purchaser of Units on the date of the Prospectus or subsequent to such date will receive, upon termination, the purchase price per Unit. The Fund has not been structured to generate dividends and therefore dividend distributions by the Trust are likely to be insignificant. The maximization of dividend income is not an objective of the Trust. The Trust is ``concentrated'' in Fund Shares, so investors should be aware that the potential for capital appreciation is directly related to the investment performance of the Fund itself.

    The Sponsor may, from time to time, deposit additional Treasury Obligations and Fund Shares in the Trust while maintaining the proportionate relationship between the maturity amount of the Treasury Obligations and the number of Fund Shares immediately prior to such deposit. Any additional Treasury Obligations added to the Trust will be United States Treasury notes or bonds substantially identical to those then held in the Trust.

The Fund

    The objective of the Fund is long-term capital growth, which it seeks to achieve through a flexible policy of investing in stocks and debt obligations of companies and governments of any nation. The Fund may invest in junk bonds and may utilize futures and options (see page B-6). Any income realized will be incidental.

    Although the Fund generally invests in common stock it may also invest in preferred stocks and certain debt securities, rated or unrated, such as convertible bonds and bonds selling at a discount. Whenever, in the judgment of Templeton Global Advisors Limited (the ``Investment Manager''), market or economic conditions warrant, the Fund may, for temporary defensive purposes, invest without limit in U.S. Government securities, bank time deposits in the
                                      A-i
currency of any major nation and commercial paper which, at the date of the investment, must be rated A-1 by Standard & Poor's Corporation (``S&P'') or Prime-1 by Moody's Investors Service, Inc. (``Moody's'') or, if not rated, issued by a company which, at the date of investment, has an outstanding debt issue rated AAA or AA by S&P or Aaa or Aa by Moody's, and purchase from banks or broker-dealers Canadian or U.S. Government Securities with a simultaneous agreement by the seller to repurchase them within no more than seven days at the original purchase price plus accrued interest.

    Although the Fund will constantly strive to attain the objective of long-term capital growth, there can be no assurance it will be attained. The objective of the Fund may not be changed without shareholder approval. There is, of course, no guarantee that the Fund's investment objective will be achieved.

Investment Risks

    Investors should be aware of the risks which an investment in Units of the Trust may entail. During the life of the Trust, the value of the portfolio Securities and hence the Units may fluctuate and therefore the Public Offering Price and Redemption Price per Unit may be more or less than the price paid by the investor. The value of the Treasury Obligations will fluctuate inversely with changes in interest rates and the value of Fund Shares will vary as the value of the underlying portfolio securities of the Fund increases or decreases. The Treasury Obligations are subject to substantially greater price fluctuations during periods of changing interest rates than securities of comparable quality which make periodic interest payments. See ``The Trust -Stripped U.S. Treasury Obligations.'' Although the Trust is structured to return to an initial Unit Holder his purchase cost of a Unit through the distribution of the Treasury Obligations' maturity value on the mandatory termination date of the Trust, an investor will have included the accrual of original issue discount on such Treasury Obligations in income for federal income tax purposes and will have paid federal income tax on such accrual. An investor holding his Units to Trust maturity may suffer a loss to the extent the investor's purchase cost of a Unit exceeds $15.00 since the capital protection is limited to the aggregate maturity value per Unit of Treasury Obligations. Similarly, an investor who sells his Units prior to Trust maturity may suffer a loss to the extent that the price he receives upon the sale of his Units is less than the purchase price of his Units.

Distributions

    Distributions, if any, of dividends, 12b-1 fee amounts received by the Trust from the Sponsor in respect of Fund Shares (net of Trust expenses), distributions of any net capital gains received in respect of Fund Shares and proceeds of the sale of Fund Shares not used to redeem Units will be made quarterly on or shortly after the Quarterly Distribution Date to Unit Holders of record on the Quarterly Record Date immediately preceding such Quarterly Distribution Date. No distribution will be made if the amount available for distribution is less than $2.50 per 100 Units (see ``Rights of Unit Holders--Distributions''). Alternatively, Unit Holders may have their distributions reinvested (see ``Reinvestment of Trust Distributions''). Accrual of original issue discount on the Treasury Obligations will not be distributed on a current basis, although Unit Holders will be subject to income tax at ordinary income rates as if a current distribution of such amounts had been made (see ``Tax Status of the Trust'' herein). Upon termination of the Trust, the Trustee will distribute, upon surrender of Units for cancellation, to each Unit Holder, his pro rata share of such Trust's net assets including the proceeds of Fund Shares sold unless a Unit Holder elects to receive Fund Shares pursuant to an ``in kind'' distribution of the number of Fund Shares attributable to his Units, in the manner set forth under ``Amendment and Termination of the Indenture-Termination'' herein. Upon termination, a Unit Holder may invest the proceeds from the Treasury Obligations in Fund Shares at such shares' net asset value.

Public Offering Price

    The Public Offering Price of the Units during the initial offering period is equal to the aggregate offering side evaluation of the underlying Treasury Obligations and the net asset value of the Fund Shares (excluding any sales charge), divided by the number of Units outstanding plus a sales charge equal to 5.25% of the Public Offering Price (5.541% of the net amount invested) per Unit. Any cash held by the Trust will be added to the Public Offering Price. After the initial public offering period, the Public Offering Price of the Units is computed by adding to the aggregate bid side evaluation of the Treasury Obligations the aggregate net asset value of Fund Shares in the Trust, dividing such sum by the number of Units outstanding and then adding a sales charge of 5.25% of the Public Offering Price (5.541% of the net amount invested). Any money in the Income and Principal Accounts other than money required to redeem tendered Units will be added to the Public Offering Price. The sales charge is reduced on a graduated scale for sales involving at least 2,000 Units (see ``Public Offering of Units--Volume Discount''). The minimum purchase is 100 Units except the
                                      A-ii
minimum purchase is 25 Units in the case of Individual Retirement Accounts, Keogh Plans and other tax-deferred retirement plans.

Secondary Market

    The Sponsor, although not obligated to do so, presently intends to maintain a secondary market to repurchase the Units based on the aggregate bid side evaluation of the Treasury Obligations and the net asset value of the Fund Shares (excluding any sales charge on Fund Shares). If such market is not maintained, a Unit Holder will be able to dispose of his Units through redemption at prices based on the aggregate bid side evaluation of the Treasury Obligations and the net asset value of the Fund Shares (see ``Rights of Unit Holders-Redemption'' herein). Market conditions may cause such prices to be greater or less than the amount paid for Units and may result in a loss to a Unit Holder upon the disposition of a Unit.

Special Risk Considerations

    An investment in Units of the Trust should be made with an understanding of the risks entailed in an investment in (i) the stripped United States Treasury issued notes or bonds bearing no current interest and (ii) a mutual fund which invests in the type of securities in which the Fund invests. (see Fund Risk Factors on pages B-9 and B-10). The Trust's objectives are to attempt to obtain safety of capital through investment in the stripped United States Treasury issued notes or bonds paying no current interest and to attempt to provide for capital appreciation through an investment in Fund Shares. The Trust is ``concentrated'' in Fund Shares so investors should be aware that the potential for capital appreciation is directly related to the investment performance of the Fund itself. Additionally, changes in the price of the Treasury Obligations and changes in the net asset value of the Fund Shares will affect the price of the Trust's Units.

    California Investors Only-Sales to individuals in California are restricted to persons who have (i) annual income of at least $30,000 and a net worth of at least $30,000, exclusive of home, home furnishings and automobiles or (ii) net worth of at least $75,000, exclusive of home, home furnishings and automobiles.

                               Portfolio Summary

    $84,750,000 face amount of Treasury Obligations maturing on November 15, 2008 and 1,927,215 Fund Shares were held in the Trust. The Treasury Obligations and the Fund Shares represented 54% and 46%, respectively, of the total of the aggregate bid side evaluation of Treasury Obligations in the Trust and the aggregate value of Fund Shares.

                        SUMMARY OF ESSENTIAL INFORMATION

                  GOVERNMENT SECURITIES EQUITY TRUST SERIES 6
                           As of December 27, 1995(1)

AGGREGATE MATURITY VALUE OF TREASURY OBLIGATIONS...........................................   $84,750,000.00
AGGREGATE NUMBER OF FUND SHARES............................................................        1,927,215
NUMBER OF UNITS............................................................................        5,650,000
FRACTIONAL UNDIVIDED INTEREST IN THE TRUST REPRESENTED BY EACH UNIT........................      1/5,650,000
PUBLIC OFFERING PRICE
  Aggregate bid side evaluation of Treasury Obligations in the Trust.......................   $39,575,707.50
  Aggregate value of Fund Shares(2)........................................................   $33,360,091.65
  Aggregate cash value.....................................................................   $    18,627.31
                                                                                              --------------
  Total....................................................................................   $72,954,426.46
                                                                                              --------------
                                                                                              --------------
  Divided by 5,650,000 Units...............................................................           12.912
  Plus sales charge of 5.25% of Public Offering Price (5.541% of net amount invested)(4)...             .715
                                                                                              --------------
  Public Offering Price per Unit(3)........................................................           13.627
                                                                                              --------------
                                                                                              --------------
REDEMPTION AND SPONSOR'S REPURCHASE PRICE PER UNIT (based on bid side evaluation of underlying Treasury Obligations and net asset value of the Fund Shares, $.715 less than
  Public Offering Price per Unit)(2).......................................................   $       12.912
QUARTERLY RECORD DATES: February 1, May 1, August 1, November 1.
QUARTERLY DISTRIBUTION DATES: February 15, May 15, August 15, November 15.
TRUSTEE'S ANNUAL FEE(5) (including estimated expenses and Evaluator's fee) $1.67 per 100
  Units outstanding.
EVALUATOR'S FEE FOR EACH EVALUATION OF TREASURY OBLIGATIONS: $5.00
EVALUATION TIME: 4:00 P.M. New York Time (i.e. the close of regular trading on the New York
  Stock Exchange)
MANDATORY TERMINATION DATE: November 15, 2008.
MINIMUM VALUE OF TRUST: The Trust may be terminated if the value of Trust assets at any time is less than 50,520,000.
DATE OF DEPOSIT: October 20, 1993(1)

------------
    (1) The Date of Deposit is the date on which the Trust Indenture and Agreement was signed and the initial deposit of Securities with the Trustee was made.

    (2) Calculated by multiplying aggregate number of Fund Shares by the current net asset value per share (excluding any sales load on the Fund Shares).

    (3) This Public Offering Price is computed as of December 27, 1995 and may vary from the Public Offering Pace on the date of this Prospectus or any subsequent date.

    (4) Certain transactions are entitled to a reduced sales charge. (See ``Public Offering of Units--Volume Discount''.)

    (5) Based on Trust size of 1,000,000 or fewer Units.
------------
     For an explanation of the management fees paid by the Fund see page B-8.

                                      A-iv


<AUDIT-REPORT>

                        INDEPENDENT AUDITORS' REPORT


THE UNIT HOLDERS, SPONSOR AND TRUSTEE
GOVERNMENT SECURITIES EQUITY TRUST SERIES 6


We have audited the statement of financial condition and schedule of portfolio securities of the Government Securities Equity Trust Series 6 as of September 30, 1995, and the related statements of operations and changes in net assets for the year ended September 30, 1995 and for the period from October 20, 1993 (date of deposit) to September 30, 1994. These financial statements are the responsibility of the Trustee (see Footnote (a)(1)). Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned as of September 30, 1995 as shown in the statement of financial condition and schedule of portfolio securities by correspondence with The Chase Manhattan Bank, N.A. (formerly United States Trust Company of New York), the Trustee. An audit also includes assessing the accounting principles used and the significant estimates made by the Trustee, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Government Securities Equity Trust Series 6 as of September 30, 1995 and the results of its operations and the changes in its net assets for the year ended September 30, 1995 and for the period from October 20, 1993 (date of deposit) to September 30, 1994 in conformity with generally accepted accounting principles.


DELOITTE & TOUCHE LLP
DELOITTE & TOUCHE LLP


January 5, 1996
New York, New York

</AUDIT-REPORT>

                             STATEMENT OF FINANCIAL CONDITION

                       GOVERNMENT SECURITIES EQUITY TRUST SERIES 6

                                    September 30, 1995


                                      TRUST PROPERTY

Investments in Securities at market value
  (amortized cost $77,155,000 including accreted
  interest of $4,675,477) (Note (a) and Schedule
  of Portfolio Securities Notes (4) and (5))                               $79,880,172

Receivable for investments sold                                                775,255

Other receivable                                                                17,160

Cash                                                                            37,679

           Total                                                            80,710,266

                                LIABILITIES AND NET ASSETS

Less Liabilities:

   Accrued Trust fees and expenses                                               6,448

   Payable to Unit Holders                                                     775,800

           Total Liabilities                                                   782,248


Net Assets:

   Balance applicable to 6,190,000 Units of fractional undivided interest issued and outstanding (Note (c)):

      Capital, plus net unrealized market appreciation
        of $2,725,172                                         $79,880,172

      Undistributed principal and net investment
        income (Note (b))                                          47,846


           Net assets                                                      $79,928,018

Net asset value per Unit ($79,928,018 divided by 6,190,000 Units)           $  12.9124

                            See notes to financial statements

                                           A-2

                                 STATEMENTS OF OPERATIONS

                       GOVERNMENT SECURITIES EQUITY TRUST SERIES 6


                                                                 For the period from
                                               Year Ended        October 20, 1993
                                              September 30,    (date of deposit)
                                                 1995           to September 30, 1994

Investment income:

   Interest                                   $ 2,959,521             $ 3,060,753

   Dividends (Note (a)(5))                      1,642,031                 260,592

   Other income                                   112,631                 114,783

                                                4,714,183               3,436,128

Less Expenses:

   Trust fees and expenses                         62,908                  58,177

           Total expenses                          62,908                  58,177

           Investment income - net              4,651,275               3,377,951

Net gain (loss) on investments:

   Long-term capital gain distribu-
     tions received                             2,686,367                 440,701

   Realized loss on securities sold
     or redeemed                                 (136,609)               (208,295)

   Net unrealized market appreciation
     (depreciation)                            10,093,802              (7,368,630)

           Net gain (loss) on investments      12,643,560              (7,136,224)

Net increase (decrease) in net assets
  resulting from operations                   $17,294,835             $(3,758,273)

                            See notes to financial statements

                                           A-3

                            STATEMENTS OF CHANGES IN NET ASSETS

                       GOVERNMENT SECURITIES EQUITY TRUST SERIES 6



                                                                 For the period from
                                               Year Ended       October 20, 1993
                                              September 30,    (date of deposit)
                                                 1995           to September 30, 1994

Operations:

   Investment income - net                    $ 4,651,275             $ 3,377,951

   Long-term capital gain distribu-             2,686,367                 440,701
     tions received

   Realized loss on securities sold
     or redeemed                                 (136,609)               (208,295)

   Net unrealized market appreciation
     (depreciation)                            10,093,802              (7,368,630)

           Net increase (decrease) in net
             assets resulting from
             operations                        17,294,835              (3,758,273)


Less Distributions to Unit Holders:

   Principal                                   (2,680,929)               (434,720)

   Investment income - net                     (1,683,264)               (234,840)

           Total distributions                 (4,364,193)               (669,560)


Capital share transactions:

   Creation of 50,000 and 8,270,000 addi-
     tional Units, respectively                   530,175              96,881,533

   Redemption of 1,920,000 and 310,000
     Units, respectively                      (23,629,745)             (3,520,322)

   Income distribution on redemption              (14,454)                 (1,677)

           Net capital share transactions     (23,114,024)             93,359,534

Net (decrease) increase in net assets         (10,183,382)             88,931,701

Net assets:

   Beginning of period                         90,111,400               1,179,699

   End of period (including undistributed
     principal and net investment income
     of $47,846 and $76,591, respectively)    $79,928,018             $90,111,400

                            See notes to financial statements

                                           A-4

                       NOTES TO FINANCIAL STATEMENTS

                GOVERNMENT SECURITIES EQUITY TRUST SERIES 6

                             September 30, 1995


(a) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    The Trust is registered under the Investment Company Act of 1940 as a Unit Investment Trust. The following is a summary of the significant accounting policies of the Trust:

(1) Basis of Presentation

    The Trustee has custody of and responsibility for all accounting and financial books, records, financial statements and related data of the Trust and is responsible for establishing and maintaining a system of internal controls directly related to, and designed to provide reasonable assurance as to the integrity and reliability of, financial reporting of the Trust. The Trustee is also responsible for all estimates and accruals reflected in the Trust's financial statements. The Evaluator determines the price for each underlying Security included in the Trust's Schedule of Portfolio Securities on the basis set forth in Part B of this Prospectus, "Public Offering of Units - Public Offering Price". Under the Securities Act of 1933 ("the Act"), as amended, the Sponsor is deemed to be an issuer of the Trust Units. As such, the Sponsor has the responsibility of an issuer under the Act with respect to financial statements of the Trust included in the Registration Statement under the Act and amendments thereto.

(2) Investments

    Investments are stated at market value as determined by the Evaluator based on the bid side evaluations of the Zero Coupon Treasury Obligations, and by calculations based on the net asset value per share of the Fund, on the last day of trading during the period. The value on the date of initial deposit (October 20, 1993) represents the cost of investments to the Trust based on the offering side evaluations and the net asset value per share, of the Treasury Obligations and Fund Shares, respectively, as of the close of business on the date of initial deposit. The cost of investments purchased subsequent to the date of initial deposit is based on the offering side evaluations and the net asset value per share, respectively, at the date of purchase. The difference between the initial cost and face amount of the Treasury Obligations at the date of purchase is being amortized over the period to its maturity date using the interest method.

(3) Income Taxes

    As a Unit Investment Trust, the Trust is organized as a Grantor Trust and is not an association taxable as a corporation for Federal income tax purposes; accordingly, no provision is required for such taxes.

(4) Expenses

    The Trust pays an annual Trustee's fee, estimated expenses, Evaluator's fees, and an annual Sponsor's portfolio supervision fee, and may incur additional charges as explained under "Expenses and Charges" in Part B of this Prospectus.

                       NOTES TO FINANCIAL STATEMENTS

                GOVERNMENT SECURITIES EQUITY TRUST SERIES 6

                             September 30, 1995


(5) Investment Income

    Included in dividends is a short-term capital gain distribution received of $848,930.

(b) DISTRIBUTIONS

    Distributions from the income and principal accounts, if any, received by the Trust are made to Unit Holders on a quarterly basis and distributions of any net capital gains received in respect of Fund
Shares will be made at least annually to Unit Holders of record.
Income from the amortization of original issue discount on the Zero
Coupon Treasury Obligations will not be distributed on a current basis. Upon termination of the Trust, the Trustee will distribute, upon surrender of Units for cancellation, to each Unit Holder his pro rata share of the Trust's assets, less expenses, in the manner set forth under "Amendment and Termination of the Trust - Termination" herein.

(c) COST TO INVESTORS

    A reconciliation of the cost of Units to investors to the net amount applicable to investors as of September 30, 1995 follows:

       Cost to investors                                       $103,767,456
       Less:  Gross underwriting commissions (sales charge)      (5,176,049)
       Net cost to investors                                     98,591,407
       Cost of securities sold or redeemed                      (27,456,681)
       Net unrealized market appreciation                         2,725,172
       Accumulated interest accretion                             6,020,274
       Net amount applicable to investors                      $ 79,880,172

                                    A-6

                       NOTES TO FINANCIAL STATEMENTS

                GOVERNMENT SECURITIES EQUITY TRUST SERIES 6

                             September 30, 1995

(d) OTHER INFORMATION

    Selected data for a Unit of the Trust during the period:
                                                        For the period from
                                   Year Ended             October 20, 1993
                                  September 30,         (date of deposit)
                                       1995            to September 30, 1994
       Capital gain distri-
         butions received
         during period                  $  .4340                $  .0580

       Principal distri-
         butions during
         period                         $  .3336                $  .0572

       Net investment income
         distributions during
         period                         $  .2098                $  .0309

       Net asset value at
         end of period                  $12.9124                $11.1801

       Trust Units outstanding at
         end of period                 6,190,000               8,060,000




                                   SCHEDULE OF PORTFOLIO SECURITIES

                             GOVERNMENT SECURITIES EQUITY TRUST SERIES 6

                                          September 30, 1995



Name of Issuer/Title of Portfolio         Face Amount/      Market
          Security <F1>                 Number of Shares  Value<F4><F5>

1.  Stripped United States Treasury
    Obligations Maturing on
    November 15, 2008 <F2>               $92,850,000      $39,066,637

2.  Shares of the Templeton Growth
    Fund, Inc. ($19.33 per
    Fund Share) <F3>                       2,111,409       40,813,535

                                                          $79,880,172

                         See notes to Schedule of Portfolio Securities

               NOTES TO SCHEDULE OF PORTFOLIO SECURITIES

              GOVERNMENT SECURITIES EQUITY TRUST SERIES 6

                           September 30, 1995


<F1>   None of the Securities is redeemable by operation of optional call provisions.

<F2>   The Zero Coupon Treasury Obligations have been purchased at a discount from their par value because there is no stated interest income thereon (such Securities are often referred to as zero coupon Securities). Over the life of the Treasury Obligations such discount accrues and upon maturity thereof the holders will receive 100% of the Treasury Obligation maturity amount thereof.

<F3>   The Fund's investment manager is Templeton, Galbraith & Hansberger,
Ltd.

<F4>   The market value of the Treasury Obligations as of September 30, 1995 was determined by the Evaluator on the basis of bid side evaluations for the Securities on the last trading date during the period (September 29, 1995).
The market value of the Fund Shares was calculated by multiplying the aggregate number of shares by the current net asset value per share as of the same date.

<F5>   At September 30, 1995, the net unrealized market appreciation of
Securities was comprised of the following:

       Gross unrealized market appreciation      $4,876,181

       Gross unrealized market depreciation      (2,151,009)

       Net unrealized market appreciation        $2,725,172

    The amortized cost of the Securities for Federal income tax purposes was $77,155,000 at September 30, 1995.

                       GOVERNMENT SECURITIES EQUITY TRUST
                                    SERIES 6

                            ------------------------

                                   THE TRUST

    The Government Securities Equity Trust Series 6 (the ``Trust'' or ``GSET'' as the context requires) was created under the laws of the State of New York, pursuant to a Trust Indenture and Agreement and a related Reference Trust Agreement dated the Date of Deposit (collectively, the ``Indenture'')* among Prudential Securities Incorporated (the ``Sponsor''), United States Trust Company of New York (the ``Trustee'') and Kenny S&P Evaluation Services, a division of J.J. Kenny Co., Inc. (the ``Evaluator''). The Sponsor, Prudential Securities Incorporated, is a wholly-owned, indirect subsidiary of The Prudential Insurance Company of America.

    The objectives of the Trust are to attempt to obtain safety of capital through investment in stripped United States Treasury issued notes or bonds paying no current interest (the ``Treasury Obligations'') and to attempt to provide for capital appreciation through investment in shares (``Fund Shares'') of Templeton Growth Fund, Inc. (the ``Fund'') an open-end, diversified, registered, management investment company. The Fund's investment objective is long-term capital growth through a flexible policy of investing in stocks and debt obligations of companies and governments of any nation (the Treasury Obligations and Fund Shares hereinafter, collectively, referred to as ``Securities''). There is of course no guarantee that the Trust's objectives will be achieved.

Trust Formation

    On the Date of Deposit, the Sponsor deposited with the Trustee the underlying Securities or confirmations of contracts for the purchase of such Securities at prices equal to the evaluation of the Treasury Obligations on the offering side of the market on the Date of Deposit as determined by the Evaluator and the net asset value of the Fund Shares. The Trust was created simultaneously with the deposit of the Securities with the Trustee and the execution of the Indenture. The Trustee then immediately delivered to the Sponsor certificates of beneficial interest (the ``Certificates'') representing the units (the ``Units'') comprising the entire ownership of the Trust. Through this Prospectus, the Sponsor is offering the Units for sale to the Public. The holders of Units (the ``Unit Holder'' or ``Unit Holders'' as the context requires) will have the right to have their Units redeemed at a price based on the aggregate bid side evaluation of the Treasury Obligations as determined by the Evaluator and the net asset value of the Fund Shares (the ``Redemption Price''), if the Units cannot be sold in the secondary market which the Sponsor, although not obligated to, presently intends to maintain. The Trust has a mandatory termination date set forth under ``Summary of Essential Information,'' but may be terminated prior thereto upon the occurrence of certain events (see ``Amendment and Termination of the Indenture--Termination''), including a reduction in the value of the Trust below the value set forth under ``Summary of Essential Information.''

    With the deposit of the Securities in the Trust on the Date of Deposit, the Sponsor established a percentage relationship between the maturity amounts of Treasury Obligations and the number of Fund Shares in the Portfolio. Subsequent to the initial deposit of Securities on the Date of Deposit, the Sponsor may, but is not obligated to, deposit additional Securities (including contracts together with an irrevocable letter of credit for the purchase thereof) in the Trust, to receive in exchange therefor additional Units and to offer such Units to the public by means of this Prospectus. A subsequent deposit by the Sponsor of Treasury Obligations and Fund Shares will maintain the proportionate relationship between the maturity amount of Treasury Obligations and the number of Fund Shares immediately prior to such deposit; the deposited Treasury Obligations will be substantially identical to those held in the Trust immediately prior to the subsequent deposit. Each Unit owned by each Unit Holder will represent the same proportionate interest in the Trust. As additional Units are issued by the Trust as a result of the deposit of additional Securities by the Sponsor, the aggregate value of the Securities in the Trust will be increased and the fractional undivided interest in the Trust represented by each Unit will be decreased.

    On a recent date, each Unit represented the fractional undivided interest in the Securities and net income of the Trust set forth under ``Summary of Essential Information.'' The Trust Portfolio has been structured so that a Unit Holder will receive, at the Mandatory Termination Date of the Trust, an amount per Unit at least equal to $15.00 even if the value of the Fund Shares were to decline to zero. Of course, whether or not a Unit Holder makes a profit or suffers a loss depends
------------
* Reference is hereby made to said Indenture and any statements contained herein are qualified in their entirety by the provisions of said Indenture.

on whether his purchase price was less than or exceeded
$15.00 per Unit. A Unit Holder selling his Units prior to the Mandatory Termination date may suffer a loss to the extent the sale price of his Units is less than the purchase price. Because certain of the Securities from time to time may be sold under circumstances described herein and because additional Securities may be deposited into the Trust from time to time, the Trust is not expected to retain its present size and composition. If any Units are redeemed by the Trustee, the number of Securities in the Trust will be reduced by an amount allocable to redeemed Units and the fractional undivided interest in such Trust represented by each unredeemed Unit will be increased. Units will remain outstanding until redeemed upon tender to the Trustee by any Unit Holder (which may include the Sponsor) or until the termination of the Trust pursuant to the Indenture.

    Units will be sold to investors at the Public Offering Price next computed after receipt of the investor's order to purchase Units, if Units are available to fill orders on the day that such price is set. If Units are not available or are insufficient to fill the order (e.g., if demand for Units exceeds the Units available for sale and the Sponsor is not yet able to create additional Units) the investor's order will be rejected by the Sponsor. The number of Units available may be insufficient to meet demand because of the Sponsor's inability to or decision not to purchase and deposit Treasury Obligations of the required type and/or Fund Shares in amounts sufficient to maintain the proportionate relationship between maturity values of Treasury Obligations and numbers of Fund Shares of the Fund required to create additional Units. The Sponsor may, if unable to accept orders on any given day, offer to execute the order as soon as sufficient Units can be created. An investor will be deemed to place a new order for that number of Units each day until that order is accepted. The investor's order will then be executed, when Units are available, at the Public Offering Price next calculated after such continuing order is accepted. The investor will, of course, be able to revoke his purchase offer at any time prior to acceptance by the Sponsor. The Sponsor will execute orders to purchase in the order it determines that they are received, i.e., orders received first will be filled first except that indications of interest prior to the effectiveness of the registration of the offering of trust Units which become orders upon effectiveness will be accepted according to the order in which the indications of interest were received.

    Neither the Sponsor nor any affiliate of the Sponsor will be liable in any way for any default, failure or defect in any Securities.

Securities Selection

    In selecting Treasury Obligations for deposit in the Trust, the following factors, among others, were considered by the Sponsor: (i) the prices and yields of such securities and (ii) the maturities of such securities. In selecting the Fund Shares for deposit in the Trust, the following factors, among others, were considered by the Sponsor: (i) the historical performance of the Fund and (ii) the nature of the underlying Fund portfolio.

    The Trust consists of such of the Securities listed under ``Schedule of Portfolio Securities,'' herein as may continue to be held from time to time in the Trust, newly deposited Securities meeting requirements for creation of additional Units and undistributed cash receipts from the Fund and proceeds realized from the disposition of Securities.

Stripped U.S. Treasury Obligations

    The Treasury Obligations in the portfolio consist of United States Treasury Obligations which have been stripped by the United States Treasury of their unmatured interest coupons or such stripped coupons or receipts or certificates evidencing such obligations or coupons. The obligor with respect to the Treasury Obligations is the United States Government. Such Treasury Obligations may include certificates that represent rights to receive the payments that comprise a U.S. Government bond.

    U.S. Treasury bonds evidence the right to receive a fixed payment at a future date from the U.S. Government, and are backed by the full faith and credit of the U.S. Government. The Treasury Obligations can be purchased at a deep discount because the buyer receives only the right to receive one fixed payment at a specific date in the future and does not receive any periodic interest payments. The effect of owning deep discount obligations which do not make current interest payments is that a fixed yield is earned not only on the original investment but also, in effect, on all discount earned during the life of the discount obligation. This implicit reinvestment of earnings at the same rate eliminates the risk of being unable to reinvest the income on such obligations at a rate as high as the implicit yield on the discount obligation, but at the same time eliminates the holder's ability to reinvest at higher rates in the future. For this reason, the Treasury Obligations are subject to substantially greater price fluctuations during periods of changing market interest rates than are securities of comparable quality which pay interest on a current basis. Investors should be aware that income in respect of the accrual of original issue discount on the Treasury Obligations, although not distributed on a current basis, will be subject to income tax on a current basis at ordinary income tax rates (see ``Tax Status of the Trust'').

    The following disclosure concerning the Fund and its affiliates has been provided by Franklin Templeton Distributors, Inc. While the Sponsor has not independently verified this information, it has no reason to believe that such information is not correct in all material respects. No representation is made herein as to the accuracy or adequacy of such information.

Templeton Growth Fund, Inc.

    The portfolio of the Trust also contains Class I shares (the ``Fund Shares'') of the Templeton Growth Fund, Inc. (the ``Fund''). On August 31, 1995, the net assets of the Fund were $6,962,275,658. The Fund has retained an investment manager, Templeton Global Advisors Limited (the ``Investment Manager'').

    The Fund's investment objective is long-term capital growth through a flexible policy of investing in stocks and debt obligations of companies and governments of any nation. Any income realized will be incidental.

    Although the Fund generally invests in common stock, it may also invest in preferred stocks and certain debt securities, rated or unrated, such as convertible bonds and bonds selling at a discount. Whenever, in the judgment of the Investment Manager, market or economic conditions warrant, the Fund may, for temporary defensive purposes, invest without limit in U.S. Government securities, bank time deposits in the currency of any major nation and commercial paper, and purchase from banks or broker-dealers Canadian or U.S. Government securities with a simultaneous agreement by the seller to repurchase them within no more than seven days at the original purchase price plus accrued interest.

    The Fund may invest no more than 5% of its total assets in securities issued by any one company or government, exclusive of U.S. Government securities. Although the Fund may invest up to 25% of its assets in a single industry, it has no present intention of doing so. The Fund may not invest more than 5% of its assets in warrants (exclusive of warrants acquired in units or attached to securities) nor more than 10% of its assets in securities with a limited trading market. The investment objective and policies described above, as well as most of the investment restrictions which the fund is subject to, cannot be changed without the approval of holders of Fund Shares (the ``Share-holders''). The Fund invests for long-term growth of capital and does not intend to place emphasis upon short-term trading profits. Accordingly, the Fund expects to have a portfolio turnover rate of less than 50%.

    The Fund may also purchase and sell stock index futures contracts up to an aggregate amount not exceeding 20% of its total assets. In addition, in order to increase its return or to hedge all or a portion of its portfolio investments, the Fund may purchase and sell put and call options on securities indices. These investment techniques are described below and under the heading ``Investment Strategies and Restrictions'', below.

    The Fund may be suitable for the patient investor interested in long-term capital appreciation. The investor should be willing to accept the risks associated with investments in domestic and international securities. The Fund is designed primarily for capital appreciation. Providing current income is not an objective of the Fund. Any income produced is expected to be minimal. An investor should not consider a purchase of Fund Shares as equivalent to a complete investment program.

    The Chase Manhattan Bank, N.A. is the custodian of the Fund's assets. Franklin Templeton Investor Services, Inc. serves as the Fund's dividend disbursing and transfer agent. Templeton Global Investors, Inc. performs certain administrative functions for the Fund. The Fund's prospectus is available upon request.

General Information Regarding the Fund

    The Fund intends normally to pay a dividend at least once annually representing substantially all of its net investment income (which includes, among other items, dividends and interest) and to distribute at least annually any net realized capital gains. By so doing and meeting certain diversification of assets and other requirements of the Internal Revenue Code of 1986, as amended (the ``Code''), the Fund intends to qualify annually as a regulated investment company under the Code. The status of the Fund as a regulated investment company does not involve government supervision of management or of its investment practices or policies. As a regulated investment company, the Fund generally will be relieved of liability for United States Federal income tax on that portion of its net investment income and net realized capital gains which it distributes to its Shareholders. Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement also are subject to a nondeductible 4% excise tax. To prevent application of the excise tax, the Fund intends to make distributions in accordance with the calendar year distribution requirement. Any dividend or distribution by the Fund has the effect of reducing the net asset value per share on the ex-dividend date by the amount of the dividend or distribution (See ``Net Asset Value of the Fund Shares'').

                       SELECTED PER SHARE DATA AND RATIOS
           (for a share outstanding throughout the periods indicated)

    Shown below for the periods indicated are per share income and capital changes for a share outstanding throughout the periods indicated (``per share information'') of the Fund.

                                                                        Year Ended August 31,
                                        -------------------------------------------------------------------------------------
                                          1995       1994       1993       1992       1991       1990       1989       1988
                                        --------   --------   --------   --------   --------   --------   --------   --------
Investment income (net of foreign tax
  withheld)...........................  $    .57   $    .47   $    .48   $    .54   $    .56   $    .67   $    .67   $    .54
                                        --------   --------   --------   --------   --------   --------   --------   --------
Operating expenses (excluding taxes on
  income).............................       .18        .18        .16        .13        .11        .10        .09        .09
Income taxes..........................        --         --         --         --         --         --         --         --
                                        --------   --------   --------   --------   --------   --------   --------   --------
Total expenses........................       .18        .18        .16        .13        .11        .10        .09        .09
                                        --------   --------   --------   --------   --------   --------   --------   --------
Net investment income.................       .39        .29        .32        .41        .45        .57        .58        .45
Dividends from net investment
  income..............................      (.29)      (.27)      (.36)      (.44)      (.54)      (.62)      (.48)      (.44)
Net realized and unrealized gain
  (loss)..............................      1.20       2.58       2.97        .92       1.68       (.87)      3.12      (2.41)
Distributions from net realized
  capital gains.......................     (1.29)     (1.12)     (1.27)     (1.22)      (.68)      (.47)      (.25)     (1.08)
                                        --------   --------   --------   --------   --------   --------   --------   --------
Net increase (decrease) in net asset
  value...............................       .01       1.48       1.66       (.33)       .91      (1.39)      2.97      (3.48)
Net asset value at beginning of
  period..............................     18.95      17.47      15.81      16.14      15.23      16.62      13.65      17.13
                                        --------   --------   --------   --------   --------   --------   --------   --------
Net asset value at end of period......  $  18.96   $  18.95   $  17.47   $  15.81   $  16.14   $  15.23   $  16.62   $  13.65
                                        --------   --------   --------   --------   --------   --------   --------   --------
                                        --------   --------   --------   --------   --------   --------   --------   --------
Ratio to average net assets:
  Operating expense (excluding taxes
    on income)........................      1.12%      1.10%      1.03%      0.88%      0.75%      0.67%      0.66%      0.69%
  Total expenses (including taxes on
    income)                                 1.12%      1.10%      1.03%      0.88%      0.75%      0.67%      0.66%      0.69%
  Net investment income...............      2.40%      1.76%      2.10%      2.62%      3.09%      3.70%      4.20%      3.50%
Portfolio turnover rate...............     35.21%     27.35%     28.89%     24.46%     30.28%     18.47%     11.55%     11.44%
Number of shares outstanding at end of
  period (000's)......................   367,397    296,190    230,953    206,707    179,455    162,005    141,682    115,192

                                                     Pro Forma*
                                                     ------------
                                          Eight         Eight
                                          Months        Months
                                          Ended         Ended
                                        August 31,   December 31,
                                           1987          1986
                                        ----------   ------------
Investment income (net of foreign tax
  withheld)...........................   $    .35      $    .31
                                        ----------   ------------
Operating expenses (excluding taxes on
  income).............................        .06           .05
Income taxes..........................         --           .12
                                        ----------   ------------
Total expenses........................        .06           .17
                                        ----------   ------------
Net investment income.................        .29           .14
Dividends from net investment
  income..............................         --          (.40)
Net realized and unrealized gain
  (loss)..............................       3.97           .28
Distributions from net realized
  capital gains.......................         --          (.48)
                                        ----------   ------------
Net increase (decrease) in net asset
  value...............................       4.26          (.46)
Net asset value at beginning of
  period..............................      12.87         13.33
                                        ----------   ------------
Net asset value at end of period......   $  17.13      $  12.87
                                        ----------   ------------
                                        ----------   ------------
Ratio to average net assets:
  Operating expense (excluding taxes
    on income)........................       0.66%(D       0.83%(D)
  Total expenses (including taxes on
    income)                                  0.66%(D)      2.40%(D)
  Net investment income...............       2.99%(D)      1.76%(D)
Portfolio turnover rate...............      17.55%         9.50%
Number of shares outstanding at end of
  period (000's)......................     95,376        86,022

------
     * The Fund commenced operations on December 31, 1986 as successor in interest to 58% of Templeton Growth Fund, Ltd. (the ``Canadian Fund'') which reorganized into two funds on that date. In accordance with the terms of the reorganization, the Canadian shareholders, representing 42% of the shares outstanding, remained shareholders of the Canadian Fund and the non-Canadian shareholders, representing 58% of the shares outstanding, became shareholders of the Fund. The per share table is presented as if the reorganization took place as of the inception of the Canadian Fund, 58% of the net assets and shares outstanding were allocated to the Fund and the Fund continued to operate in Canada subject to canadian federal and provincial taxes until December 31, 1986. No other pro forma adjustments have been made for any changes in operating costs had the reorganization taken place at that date. Since the table is on the basis of a single share outstanding throughout the period, the results illustrated, except for the number of shares outstanding at the end of each year, are the same as those shown for the Canadian Fund.

(D)  Annualized.

Investment Strategies and Restrictions

   Strategies

    In pursuit of its objective and policies, the Fund may employ one or more of the following investment strategies. The application of the Fund's investment policy will be dependent upon the judgment of the Investment Manager. In accordance with the judgment of the Investment Manager, the proportions of the Fund's assets invested in particular industries and countries will vary from time to time.

    In addition, from time to time, the Fund may also engage in the following investment techniques:

    Repurchase Agreements. When the Fund acquires a security from a U.S. bank or a registered broker-dealer, it may simultaneously enter into a repurchase agreement, wherein the seller agrees to repurchase the security at a specified time and price. The repurchase price is in excess of the purchase price by an amount which reflects an agreed-upon rate of return, which is not tied to the coupon rate of the underlying security. Under the 1940 Act, repurchase agreements are considered to be loans collateralized by the underlying security and therefore will be fully collateralized. However, if the seller should default on its obligation to repurchase the underlying security, the Fund may experience delay or difficulty in exercising its rights to realize upon the security and might incur a loss if the value of the security declines, as well as costs in liquidating the security.

    Options on Indices. The Fund may purchase and write (i.e., sell) put and call options on securities indices that are traded on United States and foreign exchanges or in the over-the-counter markets. An option on a securities index permits the purchaser of the option, in return for the premium paid, the right to receive from the seller cash equal to the difference between the closing price of the index and the exercise price of the option. The Fund may write a put or a call option only if the option is ``covered.'' This means that so long as the Fund is obligated as the writer of an option, it will maintain with its custodian cash or cash equivalents equal to the contract value (in the case of call options) or exercise price (in the case of put options). The Fund will not purchase put or call options if the aggregate premium paid for such options would exceed 5% of its total assets.

    Stock Index Futures Contracts. For hedging purposes only, the Fund may purchase and sell stock index futures contracts up to an aggregate amount not exceeding 20% of its total assets. A stock index futures contract is an agreement under which two parties agree to take or make delivery of an amount of cash based on the difference between the value of a stock index at the beginning and at the end of the contract period. When the Fund enters into a stock index futures contract, it must make an initial deposit, known as ``initial margin,'' as a partial guarantee of its performance under the contract. As the value of the stock index fluctuates, either party to the contract is required to make additional margin deposits, known as ``variation margin'' to cover any additional obligation it may have under the contract. In addition, when the Fund enters into a futures contract, it will segregate assets or ``cover'' its position in accordance with the 1940 Act. The Fund may not at any time commit more than 5% of its total assets to initial margin deposits on futures contracts.

    Loans of Portfolio Securities. The Fund may lend to banks and broker-dealers portfolio securities with an aggregate market value of up to one-third of its total assets to generate income. Such loans must be secured by collateral (consisting of any combination of cash, U.S. Government securities or irrevocable letters of credit) in an amount at least equal (on a daily marked-to-market basis) to the current market value of the securities loaned. The Fund may terminate the loans at any time and obtain the return of the securities loaned within five business days. The Fund will continue to receive any interest or dividends paid on the loaned securities and will continue to retain any voting rights with respect to the securities.

    Investment Restrictions. The Fund has imposed upon itself certain Investment Restrictions, which together with the investment objective and policies are fundamental policies except as otherwise indicated. No changes in the Fund's investment objective and policies or Investment Restrictions (except those which are not fundamental policies) can be made without approval of the Shareholders. For this purpose, the provisions of the 1940 Act require the affirmative vote of the lesser of either (A) 67% or more of the Shares present at a Shareholders' meeting at which more than 50% of the outstanding Shares are present or represented by proxy or (B) more than 50% of the outstanding Shares of the Fund.

    In accordance with these Restrictions, the Fund will not:

         1. Invest in real estate or mortgages on real estate (although the Fund may invest in marketable securities secured by real estate or interests therein or issued by companies or investment trusts which invest in real estate or interests therein); invest in interests (other than debentures or equity stock interests) in oil, gas or other mineral exploration or development programs; purchase or sell commodity contracts except stock index futures contracts; invest in other open-end investment companies or, as an operating policy approved by the Board of Directors, invest in closed-end investment companies.

         2. Purchase or retain securities of any company in which Directors or Officers of the Fund or of its Investment Manager, individually owning more than 1/2 of 1% of the securities of such company, in the aggregate own more than 5% of the securities of such company.

         3. Purchase more than 10% of any class of securities of any one company, including more than 10% of its outstanding voting securities, or invest in any company for the purpose of exercising control or management.

         4. Act as an underwriter; issue senior securities; purchase on margin or sell short; write, buy or sell puts, calls, straddles or spreads (but the Fund may make margin payments in connection with, and purchase and sell, stock index futures contracts and options on securities indices).

         5. Loan money, apart from the purchase of a portion of an issue of publicly distributed bonds, debentures, notes and other evidences of indebtedness, although the Fund may buy Canadian and United States Government obligations with a simultaneous agreement by the seller to repurchase them within no more than seven days at the original purchase pace plus accrued interest.

         6. Borrow money for any purpose other than redeeming its Shares or purchasing its Shares for cancellation, and then only as a temporary measure to an amount not exceeding 5% of the value of its total assets, or pledge, mortgage, or hypothecate its assets to secure such temporary borrowings, and then only to such extent not exceeding 10% of the value of its total assets as the Board of Directors of the Fund may by resolution approve. (For the purposes of this Restriction, collateral arrangements with respect to margin for stock index futures contracts are not deemed to be a pledge of assets.)

         7. Invest more than 5% of the value of the Fund's total assets in securities of issuers which have been in continuous operation less than three years.

         8. Invest more than 5% of the Fund's total assets in warrants, whether or not listed on the New York or American Stock Exchange, including no more than 2% of its total assets which may be invested in warrants that are not listed on those exchanges. Warrants acquired by the Fund in units or attached to securities are not included in this Restriction. This Restriction does not apply to options on securities indices.

         9. Invest more than 15% of the Fund's total assets in securities of foreign issuers that are not listed on a recognized United States or foreign securities exchange, including no more than 10% of its total assets (including warrants) which may be invested in securities with a limited trading market. The Fund's position in the latter type of securities may be of such size as to affect adversely their liquidity and marketability and the Fund may not be able to dispose of its holdings in these securities at the current market price.

        10. Invest more than 25% of the Fund's total assets in a single industry.

        11. Invest in ``letter stocks'' or securities on which there are sales restrictions under a purchase agreement.

        12. Participate on a joint or a joint and several basis in any trading account in securities.

    Whenever any investment policy or Investment Restriction states a maximum percentage of the Fund's assets which may be invested in any security or other property, it is intended that such maximum percentage limitation be determined immediately after and as a result of the Fund's acquisition of such security or property. The value of the Fund's assets is calculated as described below under the heading ``Net Asset Value of the Fund Shares.'' Nothing in the investment policies or Investment Restrictions (except Restrictions 9 and 10) shall be deemed to prohibit the Fund from purchasing securities pursuant to subscription rights distributed to the Fund by any issuer of securities held at the time in its portfolio (as long as such purchase is not contrary to the Fund's status as a diversified investment company under the 1940 Act).

Net Asset Value of the Fund Shares

    The net asset value of the Fund Shares is computed as of the close of trading on each day the New York Stock Exchange is open for trading (generally 4:00 P.M., New York time), by dividing the value of the Fund's securities plus any cash and other assets (including accrued interest and dividends receivable) less all liabilities (including accrued expenses) by the number of Fund Shares outstanding, adjusted to the nearest whole cent. A security listed or traded on a recognized stock exchange or NASDAQ is valued at its last sale price on the principal exchange on which the security is traded. The value of a foreign security is determined in its national currency as of the close of trading on the foreign exchange on which it is traded, or as of the closing time of the New York Stock Exchange, if that is earlier, and that value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at noon, New York time, on the day the value of the foreign security is determined. If no sale is reported at that time, the mean between the current bid and asked price is used. Occasionally, events which affect the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the New York Stock Exchange, and will therefore not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at fair value as determined by the management and approved in good faith by the Board of Directors of the Fund. All other securities for which over-the-counter market quotations are readily available are valued at the mean between the current bid and asked price. Securities for which market quotations are not readily available and other assets are valued at fair value as determined by the management and approved in good faith by the Board of Directors of the Fund.

The Fund's Investment Manager

    The Fund is managed by its Board of Directors and all powers are exercised by or under authority of the Board.

    The Investment Manager of the Fund is Templeton Global Advisors Limited, Nassau, Bahamas. The Investment Manager is an indirect wholly owned subsidiary of Franklin Resources, Inc. (``Franklin''). Through its subsidiaries, Franklin is engaged in various aspects of the financial services industry.

    The Investment Manager furnishes the Fund with investment research, advice and supervision. The Investment Manager does not furnish any overhead items or facilities for the Fund, although such expenses are paid by some investment advisers of other investment companies. As compensation for its services, the Fund pays the Investment Manager a fee, equal on an annual basis to 0.75% of the average daily net assets of the Fund up to $200 million, reduced to 0.675% of such net assets in excess of $200 million and further reduced to 0.60% of such net assets in excess of $1,300 million.

    The Investment Manger performs similar services for other funds and accounts and there may be times when the actions taken with respect to the Fund's portfolio will differ from those taken by the Investment Manager on behalf of other funds and accounts. Neither the Investment Manager and its affiliates, its officers, directors or employees, nor the Officers and Directors of the Fund are prohibited from investing in securities held by the Fund or other funds and accounts which are managed or administered by the Investment Manager to the extent such transactions comply with the Fund's Code of Ethics.

    Templeton Global Investors, Inc. (the ``Business Manager'') provides certain administrative facilities and services for the Fund, including payment of salaries of officers, preparation and maintenance of books and records, preparation of tax returns and financial reports, monitoring compliance with regulatory requirements and monitoring tax deferred retirement plans. For its services, the Business Manager receives a fee equivalent to 0.15% of the average daily net assets of the Fund during the year, reduced to 0.135% of such net assets in excess of $200 million, to 0.10% of such assets in excess of $700 million, and to 0.075% of such assets in excess of $1,200 million.

The Fund's Plan of Distribution

    The Fund, pursuant to Rule 12b-1 under the 1940 Act, has adopted a Distribution Plan (the ``Plan''). Under the Plan, the Fund may reimburse the principal underwriter monthly (subject to a limit of 0.25% per annum of the Fund's average daily net assets) for Franklin Templeton Distributors, Inc.'s (``Templeton Distributor'') costs and expenses in connection with any activity which is primarily intended to result in the sale of Fund Shares. Payments to Templeton Distributor, could be for various types of activities, including (1) payments to broker-dealers who provide certain services of value to the Fund's Shareholders (sometimes referred to as a ``trail fee''); (2) reimbursement of expenses relating to selling and servicing efforts or of organizing and conducting sales seminars; (3) payments to employees or agents of the principal underwriter who engage in or support distribution of Shares; (4) payments of the costs of preparing, printing and distributing prospectuses and reports to prospective investors and of printing and advertising expenses; (5) payment of dealer commissions and wholesaler compensation in connection with sales of Fund Shares exceeding $1 million (on which the Fund imposes no initial sales charge) and interest or carrying charges in connection therewith; and (6) such other similar services as the Fund's Board of Trustees determines to be reasonably calculated to result in the sale of Shares. Under the Plan, the costs and expenses not reimbursed in any one given month (including costs and expenses not reimbursed because they exceed the limit of 0.25% per annum of the Fund's average daily net assets) may be reimbursed in subsequent months or years. As of August 31, 1995 the Fund had no 12b-1 fee carryforward. Pursuant to an exemptive order application issued by the Securities and Exchange Commission the Sponsor has agreed to pay to the Trust the 12b-1 fees it receives from Templeton Distributor with respect to the Fund Shares held by the Trust. Fund Shares held directly by an investor (other than the Trust) including Fund Shares purchased pursuant to ``Reinvestment of Trust Distributions'' will, however, be subject to 12b-1 fees (see ``Reinvestment of Trust Distributions'').

Risk of Investment in Units

    The Securities and Exchange Commission has issued an exemptive order pursuant to which Fund Shares will be deposited by the Sponsor in the Trust. In the application for such order, the Sponsor has agreed to take certain steps to ensure that the Trust's investment in Fund Shares is equitable to all parties and particularly that the interests of the Unit Holders are protected. Accordingly, any sales charges which would otherwise be applicable will be waived on Fund Shares sold to the Trust, since the Sponsor is receiving the sales charge on all Units sold. In addition, the Indenture requires the Trustee to vote all Fund Shares held in the Trust in the same manner and ratio on all proposals as the vote of owners of Fund Shares not held by the Trust.

    The Fund's Shares may appreciate or depreciate in value (or pay dividends) depending on the full range of economic and market influences affecting the securities in which the Fund is invested and the success of the Fund's management in anticipating or taking advantage of such opportunities as may occur. In addition, in the event of the inability of the Investment Manager to act and/or claims or actions against the Fund by regulatory agencies or other persons or entities, the value of the Fund Shares may decline thereby causing a decline in the value of Units. Termination of the Fund prior to the Termination Date of the Trust may result in the termination of the Trust sooner than anticipated. Prior to a purchase of Units, investors should determine that the aforementioned risks are consistent with their investment objectives.

Fund Risk Factors

    All Fund Investments involve risk and there can be no guarantee against loss resulting from an investment in the Fund, nor can there be any assurance that the Fund's investment objective will be attained. As with any investment in securities, the value of, and income from, an investment in the Fund can decrease as well as increase, depending on a variety of factors which may affect the values and income generated by the Fund's portfolio securities, including general economic conditions, market factors and currency exchange rates. Additionally, investment decisions made by the Investment Manager will not always be profitable or prove to have been correct. The Fund is not intended as a complete investment program.

    Successful use of stock index futures contracts and options on securities indices by the Fund is subject to certain special risk considerations. A liquid stock index option or futures market may not be available when the Fund seeks to offset adverse market movements. In addition, there may be an imperfect correlation between movements in the securities included in the index and movements in the securities in the Fund's portfolio. Successful use of stock index futures contracts and options on securities indices is further dependent on the Investment Manager's ability to predict correctly movements in the direction of the stock markets and no assurance can be given that its judgment in this respect will be correct.

    The Fund has the right to purchase securities in any foreign country, developed or underdeveloped. Investors should consider carefully the substantial risks involved in investing in securities issued by companies and governments of foreign nations, which are in addition to the usual risks inherent in domestic investments. There is the possibility of expropriation, nationalization or confiscatory taxation, taxation of income earned in foreign nations or other taxes imposed with respect to investments in foreign nations, foreign exchange controls (which may include suspension of the ability to transfer currency from a given country), default in foreign government securities, political or social instability or diplomatic developments which could affect investment in securities of issuers in foreign nations. Some countries may withhold portions of interest and dividends at the source. In addition, in many countries there is less publicly available information about issuers than is available in reports about companies in the United States. Foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards, and auditing practices and requirements may not be comparable to those applicable to United States companies. Further, the Fund may encounter difficulties or be unable to pursue legal remedies and obtain judgments in foreign courts. Commission rates in foreign countries, which are sometimes fixed rather than subject to negotiation as in the United States, are likely to be higher. Further, the settlement period of securities transactions in foreign markets may be longer than in domestic markets. In many foreign countries, there is less government supervision and regulation of business and industry practices, stock exchanges, brokers and listed companies than in the United States. The foreign securities markets of many of the countries in which the Fund may invest may also be smaller, less liquid, and subject to greater price volatility than those in the United States.

    Investments in Eastern European countries may involve risks of nationalization, expropriation and confiscatory taxation. The Communist governments of a number of Eastern European countries expropriated large amounts of private property in the past, in many cases without adequate compensation, and there can be no assurance that such expropriation will not occur in the future. In the event of such expropriation, the Fund could lose a substantial portion of any investments it has made in the affected countries. Further, no accounting standards exist in Eastern European countries. Finally, even though certain Eastern European currencies may be convertible into United States dollars, the conversion rates may be artificial to the actual market values and may be adverse to Fund Shareholders.

    The Fund considers at least annually the likelihood of the imposition by any foreign government of exchange control restrictions which would affect the liquidity of the Fund's assets maintained with custodians in foreign countries, as well as the degree of risk from political acts of foreign governments to which such assets may be exposed. The Fund also considers the degree of risk involved through the holding of portfolio securities in domestic and foreign securities depositories. No assurance can be given that the Fund's appraisal of the risks will always be correct or that such exchange control restrictions or political acts of foreign governments might not occur.

    The Fund is authorized to invest in medium quality or high risk, lower quality debt securities that are rated between BBB and as low as CCC by Standard & Poor's Corporation (``S&P'') and between Baa and as low as Caa by Moody's Investors Service, Inc. (``Moody's'') or, if unrated, are of equivalent investment quality as determined by the Investment Manager. As an operating policy, which may be changed by the Board of Directors without shareholder approval, the Fund will not invest more than 5% of its total assets in debt securities rated BBB or lower by S&P or Baa or lower by Moody's. The Board may consider a change in this operating policy if, in its judgment, economic conditions change such that a higher level of investment in high risk, lower quality debt securities would be consistent with the interests of the Fund and its Shareholders. High risk, lower quality debt securities, commonly referred to as ``junk bonds,'' are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation and may be in default. Unrated debt securities are not necessarily of lower quality than rated securities but they may not be attractive to as many buyers. Regardless of rating levels, all debt securities considered for purchase (whether rated or unrated) will be carefully analyzed by the Investment Manager to ensure, to the extent possible, that the planned investment is sound. The Fund may, from time to time, purchase defaulted debt securities if, in the opinion of the Investment Manager, the issuer may resume interest payments in the near future. The Fund will not invest more than 10% of its total assets in defaulted debt securities, which may be illiquid.

    The Fund usually effects currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign exchange market. However, some price spread on currency exchange (to cover service charges) will be incurred when the Fund converts assets from one currency to another.

    The Fund may be affected either unfavorably or favorably by fluctuations in the relative rates of exchange between the currencies of different nations, by exchange control regulations and by indigenous economic and political developments. Through the Fund's flexible policy, management endeavors to avoid unfavorable consequences and to take advantage of favorable developments in particular nations where, from time to time, it places the Fund's investments.

    The exercise of this flexible policy may include decisions to purchase securities with substantial risk characteristics and other decisions such as changing the emphasis on investments from one nation to another and from one type of security to another. Some of these decisions may later prove profitable and others may not. No assurance can be given that profits, if any, will exceed losses.

    There are additional risks involved in stock index futures transactions. These risks relate to the Fund's ability to reduce or eliminate its futures positions, which will depend upon the liquidity of the secondary markets for such futures. The Fund intends to purchase or sell futures only on exchanges or boards of trade where there appears to be an active secondary market, but there is no assurance that a liquid secondary market will exist for any particular contract or at any particular time. Use of stock index futures for hedging may involve risks because of imperfect correlations between movements in the prices of the stock index futures on the one hand and movements in the prices of the securities being hedged or of the underlying stock index on the other.

    There are several risks associated with transactions in options on securities indices. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events. There can be no assurance that a liquid market will exist when the Fund seeks to close out an option position. If the Fund were unable to close out an option that it had purchased on a securities index, it would have to exercise the option in order to realize any profit or the option may expire worthless. If trading were suspended in an option purchased by the Fund, it would not be able to close out the option. If restrictions on exercise were imposed, the Fund might be unable to exercise an option it has purchased. Except to the extent that a call option on an index written by the Fund is covered by an option on the same index purchased by the Fund, movements in the index may result in a loss to the Fund; however, such losses may be mitigated by changes in the value of the Fund's securities during the period the option was outstanding.

    The net asset value of the Fund's Shares, like the value of the Treasury Obligations, will fluctuate over the life of the Trust and may be more or less than the price paid therefor by the Trust. An investment in Units of the Trust should be made with an understanding of the risks inherent in ownership of Fund Shares. However, the Sponsor believes that, upon termination of the Trust on the mandatory termination date, even if the Fund Shares are worthless, the Treasury Obligations will provide sufficient cash at maturity to equal $15.00 per Unit. Part of such cash will, however, represent the accrual of taxable original issue discount on the Treasury Obligations.

    A UNIT HOLDER PURCHASING A UNIT ON THE DATE OF THIS PROSPECTUS OR THEREAFTER MAY RECEIVE TOTAL DISTRIBUTIONS, INCLUDING DISTRIBUTIONS MADE UPON TERMINATION OF THE TRUST, THAT ARE LESS THAN THE AMOUNT PAID FOR A UNIT.

    Sales of Securities in the Portfolio under certain permitted circumstances may result in an accelerated termination of the Trust. It is also possible that, in the absence of a secondary market for the Units or otherwise, redemptions of Units may occur in sufficient numbers to reduce the portfolio to a size resulting in such termination. In addition, the Trust may be terminated if the net aggregate value of the Trust is less than 40% of the aggregate maturity values of the Treasury Obligations calculated immediately after the most recent deposit of Treasury Obligations in the Trust (see ``Amendment and Termination--Termination''). Early termination of the Trust may have important consequences to the Unit Holder; e.g., to the extent that Units were purchased with a view to an investment of longer duration, the overall investment program of the investor may require readjustment; or the overall return on investment may be less than anticipated, and may result in a loss to a Unit Holder.

    In the event of the early termination of the Trust, the Trustee will cause the Fund Shares to be sold and the proceeds thereof distributed to the Unit Holders in proportion to their respective interests therein, unless a Unit Holder elects to receive Fund Shares ``in kind.'' (See ``Amendment and Termination of the Indenture-Termination.'') Proceeds from the sale of the Treasury Obligations will be paid in cash.

    In the event of a notice that any Treasury Obligation will not be delivered (``Failed Treasury Obligations''), the Sponsor is authorized under the Indenture to direct the Trustee to acquire other Treasury Obligations (``Replacement Treasury Obligations'') within a period ending on the earlier of the first distribution of cash to Trust Unit Holders or 90 days after the Date of Deposit. The cost of the Replacement Treasury Obligations may not exceed the cost of the Treasury Obligations which they replace. Any Replacement Treasury Obligation deposited in the Trust will be substantially identical to every Treasury Obligation then in the Trust. Whenever a Replacement Treasury Obligation has been acquired for the Trust, the Trustee shall, within 5 days thereafter, notify Unit Holders of the acquisition of the Replacement Treasury Obligation.

    In the event a contract to purchase Securities fails and Replacement Treasury Obligations are not acquired, the Trustee will distribute to Unit Holders the funds attributable to the failed contract. The Sponsor will, in such case, refund the sales charge applicable to the failed contract. If less than all the funds attributable to a failed contract are applied to purchase Replacement Treasury Obligations, the remaining money will be distributed to Unit Holders.

    The Trustee will have no power to vary the investments of the Trust, i.e., the Trustee will have no managerial power to take advantage of market variations to improve a Unit Holder's investment but may dispose of Securities only under limited circumstances. (See ``Sponsor--Responsibility'').

    To the best of the Sponsor's knowledge there was no litigation pending as of the Date of Deposit in respect of any Security which might reasonably be expected to have a material adverse effect on the Trust. At any time after the Date of Deposit, litigation may be instituted on a variety of grounds with respect to the Securities. The Sponsor is unable to predict whether any such litigation may be instituted, or if instituted, whether such litigation might have a material adverse effect on the Trust.

The Units

    On the Date of Deposit, each Unit represented a fractional undivided interest in the Securities and the net income of the Trust set forth under ``Summary of Essential Information.'' Thereafter, if any Units are redeemed by the Trustee, the amount of Securities in the Trust will be reduced by amounts allocable to redeemed Units, and the fractional undivided interest represented by each Unit in the balance will be increased, although the actual interest in the Trust represented by each Unit will remain unchanged. Units will remain outstanding until redeemed upon tender to the Trustee by any Unit Holder (which may include the Sponsor) or until the termination of the Trust itself (see ``Rights of Unit Holders-Redemption'' and ``Amendment and Termination of the Indenture--Termination,'' herein).

                            TAX STATUS OF THE TRUST

    In the opinion of Messrs. Cahill Gordon & Reindel, counsel for the Sponsor, under existing law:

        The Trust is not an association taxable as a corporation for United States federal income tax purposes and income of the Trust will be treated as income of the Unit Holders in the manner set forth below. Each Unit Holder will be considered the owner of a pro rata portion of each asset of the Trust under the grantor trust rules of Sections 671-678 of the Internal Revenue Code of 1986, as amended (the ``Code'').

        Each Unit Holder will be required to include in his gross income, as determined for federal income tax purposes, original issue discount with respect to his pro rata portion of the Treasury Obligations held by the Trust at the same time and in the same manner as though the Unit Holder were the direct owner of such pro rata portion. Each Unit Holder will be considered to have received the distributions paid on his pro rata portion of the Fund Shares held in the Trust (including such portion of such distributions used to pay fees and expenses of the Trust) when such distributions are received or deemed to be received by the Trust. An individual Unit Holder who itemizes deductions will be entitled to an itemized deduction for his pro rata share of fees and expenses paid by the Trust as though such fees and expenses were paid directly by the Unit Holder, but only to the extent that this amount together with the Unit Holder's other miscellaneous deductions exceeds 2% of his adjusted gross income. A corporate Unit Holder will not be subject to this 2% floor.

        Each Unit Holder will have a taxable event when a Security is disposed of (whether by sale, exchange, redemption, or payment at maturity) or when the Unit Holder redeems or sells his Units. The total tax cost of each Unit to a Unit Holder must be allocated among the assets held in the Trust in proportion to the relative fair market values thereof on the date the Unit Holder purchases his Units.

    The tax basis of a Unit Holder with respect to his interest in a Treasury Obligation will be increased by the amount of original issue discount thereon properly included in the Unit Holder's gross income as determined for Federal income tax purposes.

    The amount of gain recognized by a Unit Holder on a disposition of Fund Shares or Treasury Obligations by the Trust will be equal to the difference between such Unit Holder's pro rata portion of the gross proceeds realized by the Trust on the disposition and the Unit Holder's tax basis in his pro rata portion of the Fund Shares or Treasury Obligations disposed of, determined as described in the preceding paragraphs. Any such gain recognized on a sale or exchange and any such loss will be capital gain or loss, except that gain or loss recognized by a financial institution with respect to a Treasury Obligation or by a dealer with respect to Fund Shares or Treasury Obligations will be ordinary income or loss. Any capital gain or loss arising from the disposition of a Unit Holder's pro rata interest in a Security will be long-term capital gain or loss if the Unit Holder has held his Units and the Trust has held the Security for more than one year. A capital loss due to sale or redemption of a Unit Holder's interest with respect to Fund Shares held in the Trust will be treated as a long term capital loss to the extent of any long term capital gains derived by the Unit Holder from such interest if the Unit Holder has held such interest for six months or less. The holding period for this purpose will be determined by applying the rules of Sections 246(c)(3) and (4) of the Code. Under the Code, net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) of individuals, estates and trusts is subject to a maximum nominal tax rate of 28%. Such net capital gain may, however, result in a disallowance of itemized deductions and/or affect a personal exemption phase-out.

    If the Unit Holder sells or redeems a Unit for cash he is deemed thereby to have disposed of his entire pro rata interest in all Trust assets represented by the Unit and will have taxable gain or loss measured by the difference between his per Unit tax basis for such assets, as described above, and the amount realized.

    Each Unit Holder's interest in each Treasury Obligation is treated as an interest in an original issue discount obligation. The original issue discount on each Treasury Obligation will be taxed as ordinary income for Federal income tax purposes and will be equal to the excess of the maturity value of the Unit Holder's interest in the Treasury Obligation over its cost to the Unit Holder. A Unit Holder will be required to include in gross income for each taxable year a portion of this original issue discount and will be subject to income tax thereon even though the income is not distributed. Original issue discount is treated for Federal income tax purposes as income earned under a constant interest formula which takes into account the semi-annual compounding of accrued interest, resulting in an increasing amount of original issue discount accruing in each year.

    A Unit Holder who is neither a citizen nor a resident of the United States and is not a United States domestic corporation (a ``foreign Unit Holder'') will not generally be subject to United States federal income taxes, including withholding taxes, on his pro rata share of the original issue discount on the Treasury Obligations held in the Trust, any gain from the sale or other disposition of his, her or its pro rata interest in a Treasury Obligation or Fund Share held in the Trust, any undistributed gain retained by the Fund and designated by the Fund to be taken into account by its shareholders or any capital gain dividend received by the Trust from the Fund, which original issue discount is not effectively connected with the conduct by the foreign Unit Holder of a trade or business within the United States and which gain is either
(I) not from sources within the United States or (II) not so effectively connected, provided that;

        (a) with respect to original issue discount (i) the Treasury Obligations are in registered form and were issued after July 18, 1984, and (ii) the foreign Unit Holder is not a controlled foreign corporation related (within the meaning of Section 864(d)(4) of the Code) to The Prudential Insurance Company of America;

        (b) with respect to any U.S.-source capital gain, the foreign Unit Holder (if an individual) is not present in the United States for 183 days or more during his or her taxable year in which the gain was realized and so certifies; and

        (c) the foreign Unit Holder provides the required certifications regarding (i) his, her or its status, (ii) in the case of U.S.-source income, the fact that the original issue discount or gain is not effectively connected with the conduct by the foreign Unit Holder of a trade or business within the United States, and (iii) if determined to be required, the controlled foreign corporation matter mentioned in clause (a)(ii) above.

Fund distributions paid to foreign Unit Holders either directly or through the Trust and not constituting income effectively connected with the conduct of a trade or business within the United States by the distributee will be subject to United States federal withholding taxes at a 30% rate or a lesser rate established by treaty unless the Fund distribution is a capital gain dividend. Foreign Unit Holders should consult their own tax counsel with respect to United States tax consequences of ownership of Units.

    Each Unit Holder (other than a foreign Unit Holder who has properly provided the certifications described in the preceding paragraph) will be requested to provide the Unit Holder's taxpayer identification number to the Trustee and to certify that the Unit Holder has not been notified that payments to the Unit Holder are subject to back-up withholding. If the taxpayer identification number and an appropriate certification are not provided when requested, a 31% back-up withholding will apply.

    The Fund has elected to qualify for and intends to remain qualified as a regulated investment company under the Code and to meet applicable requirements with respect to its gross income, diversification of holdings and distributions so that the Fund (but not the Trust Unit Holders) will be relieved of Federal income tax on the amounts distributed by the Fund to the Trust. Such distributions may include taxable net investment income, net capital gain and the unreinvested proceeds of sales of securities held by the Fund. It is also possible for the Fund to retain net capital gains for investment, in which event the Fund will be subject to federal income tax on the retained amount; but may, as a regulated investment company, designate the retained amount as undistributed capital gains in a notice to those persons who were its shareholders (including the Trust and thus its Unit Holders) at the close of the Fund's taxable year.

    If the Fund were to so retain any net capital gains for investment, its shareholders (including Trust Unit Holders) (a) would be required to include in gross income for tax purposes, as long-term capital gains, their proportionate shares of the undistributed net capital gain of the Fund, and (b) would be deemed to have paid their proportionate shares of the tax paid by the Fund on the undistributed net capital gain so that the amount of tax deemed paid by each such shareholder would be credited against the shareholder's United States federal income tax liability and a refund could be claimed to the extent that credits exceeded such liability. For United States federal income tax purposes, the basis of shares of the Fund owned by a shareholder of the Fund (including a Trust Unit Holder) would be increased by an amount equal to 65% of the amount of undistributed capital gains required to be so included in computing such Fund shareholder's long-term capital gains.

    Capital gain distributions, if any, made by the Fund, as a regulated investment company, are taxable as long-term capital gain, regardless of how long the Fund shareholder (including a Trust Unit Holder) has held the Fund's shares, and are not eligible for the dividends received deduction available to corporations. Other dividend distributions by the Fund may, depending upon circumstances, be eligible for such dividends received deduction, in whole or in part.

    Generally, dividends paid by the Fund, as a regulated investment company, are treated as received by the Trust, and thus its Unit Holders, in the taxable year in which the distribution is made by the Fund; however, any dividend declared by the Fund in October, November or December of any calendar year, payable to shareholders of record on a specified date in such a month and actually paid during January of the following year, will be treated as received on December 31 of the preceding year.

    Non-taxable Fund distributions reduce the Unit Holder's tax cost basis with respect to his interest in Fund Shares held by the Trust and are treated as a gain from the sale of such interest if and to the extent that such distributions exceed the tax cost basis of the Unit Holder with respect to his interest in Fund Shares held by the Trust.

    Income received by the Fund may be subject to withholding and other taxes imposed by foreign jurisdictions. In some instances, these taxes are limited by treaty between the United States and the relevant foreign jurisdiction. Treaty benefits may be available to the Fund to the same extent as they would be to individual U.S. shareholders. However, in some situations the Fund will be eligible for such benefits only if it can establish that a minimum specified percentage of the capital of the Fund is owned directly or indirectly by individual residents or citizens of the United States.

    If more than 50% of the value of the Fund's total assets at the close of a taxable year for which the Fund qualifies as a regulated investment company consists of stock or securities in foreign corporations and the Fund so elects, the Fund will forego any claim to a deduction or credit for any foreign income taxes paid or accrued during the taxable year by the Fund but the amount of such taxes will be allowed as an addition to the Fund's dividends paid deduction for such year. In such a case, each Fund shareholder (including a Trust Unit Holder) is required to include in gross income and treat as paid by him his proportionate share of such taxes and to treat as gross income from sources within the respective foreign countries the sum of his proportionate share of such taxes and the portion of any dividend paid by the Fund which represents income derived from sources within foreign countries. The Fund expects to qualify for and intends to make this election.

    Each Fund shareholder (including a Trust Unit Holder) who is a citizen or resident of the United States will be entitled either to (i) deduct the amount of such foreign taxes (if in the case of a Fund shareholder who is an individual, he itemizes deductions), or (ii) subject to applicable limitations, credit the amount of such taxes against the Fund shareholder's U.S. federal income tax liability. A Fund shareholder (including a Trust Unit Holder) who is a non-resident alien individual or which is a foreign corporation will be entitled to a deduction or credit of the foreign tax only if the income received from the Fund is effectively connected with the conduct of a trade or business within the United States. Fund shareholders should be aware that, for purposes of computing applicable limitations on the foreign tax credit, dividends and interest received by the Fund in respect of securities of foreign issuers are expected to give rise to foreign source income but that gains from the sale or exchange of such securities will be treated as U.S. source income. Because availability of the foreign tax credit and application of the foreign tax credit limitation depends on the particular circumstances of each Fund shareholder (including a Trust Unit Holder) each Unit Holder should consult his own tax adviser in this regard.

    The Code places a floor of 2% of adjusted gross income on miscellaneous itemized deductions, including investment expenses, of individuals (and estates and trusts other than grantor trusts, to the extent provided in regulations). The Code also directs the Secretary of the Treasury to issue regulations prohibiting indirect deductions through a mutual fund or other pass-through entity of amounts not allowable as a deduction under this rule if paid or incurred directly by such an investor, but such regulations are not to apply to indirect deductions through a ``publicly offered regulated investment company,'' which the Fund is believed to be. The 2% floor rule will, however, apply in any event to investment expenses of the Trust, as opposed to the Fund, and affected Unit Holders should aggregate such expenses with their other miscellaneous deductions in applying the 2% rule.

    The Fund will file its 1996 information returns as a ``publicly offered regulated investment company.'' The Trust cannot predict whether or not the Fund will qualify as a ``publicly offered regulated investment company'' for 1996 or any later year. The term ``publicly offered regulated investment company'' is defined as meaning a regulated investment company the shares of which are ``continuously offered'' or regularly traded on an established securities market or ``held by or for no fewer than 500 persons at all times during the taxable year.''

    In addition, under the Code, the allowable amount of certain itemized deductions claimed by individual taxpayers, including investment expenses, is subject to an overall limitation applicable to taxable years beginning on or before December 31, 1996. The 1993 limitation applies to individual taxpayers with adjusted gross income in excess of a $117,950 threshold amount ($58,975 for a married taxpayer filing separately). The $117,950 (or $58,975) threshold amount will be indexed for inflation after 1996. The overall limitation reduces the otherwise allowable amount of the affected itemized deductions by the lesser of (i) 3% of the adjusted gross income in excess of the threshold amount or (ii) 80% of the amount of the otherwise allowable affected itemized deductions. The other limitations contained in the Code on the deduction of itemized expenses, including the 2% floor described above, are applied prior to this overall limitation.

    The Code also imposes a 4% excise tax on untaxed undistributed income of regulated investment companies. If the Fund distributes in each calendar year an amount equal to the sum of at least 98% of its ordinary income for such calendar year and 98% of its capital gain net income for the 12 month period ended on October 31 of each calendar year (or on December 31 if the Fund qualifies to so elect and does so) and distributes an amount equal to the 2% balances not later than the close of the succeeding calendar year, the Fund will not be subject to this 4% excise tax. For purposes of this excise tax, any net long-term capital gain in excess of net short-term capital loss retained by the Fund for any fiscal year ending on or before the close of the calendar year but designated as undistributed capital gains taxable to shareholders as described above is treated as if distributed to the Fund's shareholders.

    The Fund may invest in passive foreign investment companies, various options and futures contracts and hedging transactions and may be subject to foreign currency fluctuations, all of which have unique Federal income tax consequences. Such investments and currency fluctuations may affect the character, timing and amount of gain or ordinary income to be recognized by persons holding Fund Shares.

    Interest paid by a Unit Holder other than a corporation on indebtedness properly allocable to Units will be deductible as investment interest to the extent permitted by Section 163(d) of the Code.

    As of the end of each calendar year, the Trustee will furnish to each Unit Holder an annual statement containing information relating to the dividends (including capital gain dividends) received or deemed received, rebated 12b-1 fees received from the Sponsor, discount accrued on the Securities, the gross proceeds received by the Trust from the disposition of any Security (resulting from redemption or payment at maturity of any Security or the sale by the Trust of any Security), and the fees and expenses paid by the Trust.

    The foregoing discussion relates only to United States federal income taxes. Unit Holders may be subject to state, local or foreign taxation.

    Investors should consult their tax counsel for advice with respect to their own particular tax situations.

                                RETIREMENT PLANS

    Units in the Trust may be suitable for purchase by Individual Retirement Accounts, Keogh Plans, pension funds and other qualified retirement plans. Investors considering participation in any such plan should review the laws specifically related thereto and should consult their attorneys or tax advisers with respect to the establishment and maintenance of any such plan.

                            PUBLIC OFFERING OF UNITS

Public Offering Price

    The Public Offering Price of the Units during the initial offering period is computed by adding to the aggregate offering side evaluation of the Treasury Obligations the aggregate net asset value of Fund Shares in the Trust, dividing such sum by the number of Units outstanding and then adding a sales charge of 5.25% of the Public Offering Price (5.541% of the net amount invested). Money in the Income and Principal Accounts other than money required to redeem previously tendered Units will be added to the Public Offering Price.

    After the initial public offering period, the Public Offering Price of the Units will be computed by adding to the aggregate bid side evaluation of the Treasury Obligations the aggregate net asset value of Fund Shares in the Trust, dividing such sum by the number of Units outstanding and then adding a sales charge of 5.25% of the Public Offering Price (5.541 % of the net amount invested). Money in the Income and Principal Accounts other than money required to redeem previously tendered Units will be added to the Public Offering Price.

    The Public Offering Price on the date of this Prospectus or on any subsequent date will vary from the Public Offering Price set forth in the ``Summary of Essential Information'' in accordance with fluctuations in the value of the Treasury Obligations and net asset value of the Fund Shares in the Trust.

    The Public Offering Price shall be determined for the Trust by the Evaluator in the following manner: the aggregate value of the Units shall be determined during the initial offering period on the basis of the offering prices of the Treasury Obligations (determined by the Evaluator) and the net asset value of the Fund Shares as determined by Templeton Growth Fund, Inc., and following the initial offering period on the basis of the bid prices for the Treasury Obligations (determined by the Evaluator) and the net asset value of the Fund Shares as determined by Templeton Growth Fund, Inc.

Public Distribution

    During the initial public offering period (i) for Units issued on the Date of Deposit and (ii) for additional Units issued after such date in respect of additional deposits of Securities, Units will be distributed to the public by the Sponsor and through dealers at the Public Offering Price, calculated on each business day. The initial offering period is 30 days unless all Units are sold prior thereto, whereupon the initial public offering period will terminate. The initial public offering period may be extended by the Sponsor so long as additional deposits are being made or Units remain unsold. Upon termination of the initial offering period in each case unsold Units or Units acquired by the Sponsor in the secondary market referred to below may be offered to the public by this Prospectus at the then current Public Offering Price calculated daily.

    The Sponsor intends to qualify Units in states selected by the Sponsor for sale by the Sponsor and through dealers who are members of the National Association of Securities Dealers, Inc. Sales to dealers will be made at prices which include a concession of 68% per Unit, but subject to change from time to time at the discretion of the Sponsor. (Such price does not include volume purchase discounts, which are available only to non-dealer purchasers). The Sponsor reserves the right to reject, in whole or in part, any order for the purchase of Units.

    A dealer will receive a concession of 75% of the sales charge per Unit upon a sale to such dealer of 40,000 or more Units.

Secondary Market

    While not obligated to do so, it is the Sponsor's present intention to maintain a secondary market for Units and to continuously offer to repurchase Units from Unit Holders at the applicable Sponsor's Repurchase Price (see ``Summary of Essential Information''). The Sponsor's Repurchase Price is computed by adding to the aggregate of the bid side evaluation of the Treasury Obligations the net asset value of Fund Shares in the Trust, and cash on hand in the Trust and dividends receivable on Fund Shares (other than cash deposited by the Sponsor for the purchase of Securities) deducting therefrom amounts required to redeem previously tendered Units and amounts required for distribution to Unit Holders of record as of a date prior to the evaluation, accrued expenses of the Trustee, Evaluator, and counsel, taxes and governmental charges, if any, and any Reserve Account and then dividing the resulting sum by the number of Units outstanding, as of the date of such computation. There is no sales charge incurred when a Unit Holder sells Units back to the Sponsor. Any Units repurchased by the Sponsor at the Sponsor's Repurchase Price may be reoffered to the public by the Sponsor at the then current Public Offering Price. Any profit or loss resulting from the resale of such Units will be for the account of the Sponsor.

    If the supply of Units exceeds demand (or for any other business reason), the Sponsor may, at any time, occasionally, from time to time, or permanently, discontinue the repurchase of Units of this Series at the Sponsor's Repurchase Price, without notice. In such event, although under no obligation to do so, the Sponsor may, as a service to Unit Holders, offer to repurchase Units at the ``Redemption Price,'' a price based on the current bid prices for the Treasury Obligations and the net asset value of the Fund Shares. Alternatively, Unit Holders may redeem their Units through the Trustee.

Profit of Sponsor

    The Sponsor receives a sales charge on the Units as indicated herein in the chart below under ``Volume Discount.'' Templeton Distributor will reimburse the Sponsor for expenses incurred by the Sponsor in connection with the creation of the Trust and the offering of units of the Trust in an amount not to exceed $300,000. On the sale of Units to dealers, the Sponsor will retain the difference between the dealer concession and the sales charge (see ``Public Distribution,'' herein).

    The Sponsor may have also realized a profit (or sustained a loss) on the deposit of the Treasury Obligations in the Trust representing the difference between the cost of the Treasury Obligations to the Sponsor and the cost of the Treasury Obligations to the Trust. The Sponsor will deposit all Fund Shares into the Trust at net asset value. (For a description of such profit (or loss) and the amount of such difference see ``Schedule of Portfolio Securities,'' herein.) During the initial offering period, to the extent additional Units continue to be issued and offered for sale to the public, the Sponsor may realize additional profit (or sustain a loss) due to daily fluctuations in the offering prices of the Treasury Obligations and in the net asset value of the Fund Shares in the Trust and thus in the Public Offering Price of Units received by the Sponsor. Cash, if any, received by the Sponsor from the Unit Holders prior to the settlement date for purchase of Units or prior to the payment for Securities upon their delivery may be used in the Sponsor's business to the extent permitted by applicable regulations and may be of benefit to the Sponsor.

    The Sponsor may also realize profits (or sustain losses) while maintaining a secondary market in the Units, in the amount of any difference between the prices at which the Sponsor buys Units and the prices at which the Sponsor resells such Units or the prices at which the Sponsor redeems such Units, as the case may be.

Volume Discount

    Although under no obligation to do so, the Sponsor intends to permit volume purchasers of Units to purchase Units at a reduced sales charge. The Sponsor may at any time upon prior notice to Unit Holders change the amount by which the sales charge is reduced, or may discontinue the discount altogether.

    The sales charges for the Trust in the primary and secondary market will be reduced pursuant to the following graduated scale for sales to any person of at least 2,000 Units.

                                                                               Sales Charge, Primary
                                                                                and Secondary Market
                                                                              ------------------------
                                                                               Percent        Percent
                                                                              of Public        of Net
                                                                               Offering        Amount
          Number of Units                                                       Price         Invested
          ----------------------------------------------------------------    ----------      --------
          Less than 2,000 Units...........................................      5.25%          5.541%
          2,000-7,999 Units...............................................      5.00%          5.263%
          8,000-19,999 Units..............................................      4.50%          4.712%
          20,000-39,999 Units.............................................      4.00%          4.167%
          40,000-79,999 Units.............................................      3.00%          3.092%
          80,000 or more Units............................................      2.00%          2.041%

    The reduced sales charges as shown on the chart above will apply to such purchases of Units in any fourteen-day period which qualify for the volume discount by the same person, including a partnership or corporation, other than a dealer, in the amounts stated herein, and for this purpose, purchases of Units of this Trust will be aggregated with concurrent purchases of Units of any other trust that may be offered by the Sponsor.

    Units held in the name of the purchaser's spouse or in the name of a purchaser's child under the age of 21 are deemed for the purposes hereof to be registered in the name of the purchaser. The reduced sales charges are also applicable to a
trustee or other fiduciary, including a partnership or corporation, purchasing Units for a single trust estate or single fiduciary account.

Employee Discount

    The Sponsor intends, at the discretion of the Sponsor, to permit employees of Prudential Securities Incorporated and its subsidiaries and affiliates to purchase Units of the Trust at a price based on the offering side evaluation of the Treasury Obligations and the net asset value of Fund Shares in the Trust plus a reduced sales charge of $5.00 per 100 Units, subject to a limit of 5% of the Units.

                                EXCHANGE OPTION

    Unit Holders may elect to exchange any or all of their Units of this Series of the Government Securities Equity Trust for units of one or more of any other series in the Prudential Securities Incorporated family of unit investment trusts (except Series of Government Securities Equity Trust) or for any units of any additional trusts that may from time to time be made available for such exchange by the Sponsor (collectively referred to as the ``Exchange Trusts''). Such units may be acquired at prices based on reduced sales charges per unit. The purpose of such reduced sales charge is to permit the Sponsor to pass on to the Unit Holder who wishes to exchange Units the cost savings resulting from such exchange of Units. The cost savings result from reductions in the time and expense related to advice, financial planning and operational expense required for the Exchange Option.

    Exchange Trusts may have different investment objectives; a Unit Holder should read the prospectus for the applicable Exchange Trust carefully to determine its investment objective prior to exercise of this option.

    This option will be available provided the Sponsor maintains a secondary market in both the Units of this series and units of the applicable Exchange Trust and provided that units of the applicable Exchange Trust are available for sale and are lawfully qualified for sale in the jurisdiction in which the Unit Holder is a resident. While it is the Sponsor's present intention to maintain a secondary market for the units of all such trusts, there is no obligation on its part to do so. Therefore, there is no assurance that a market for units will in fact exist on any given date on which a Unit Holder wishes to sell or exchange his Units; thus there is no assurance that the Exchange Option will be available to any Unit Holder. The Sponsor reserves the right to modify, suspend or terminate this option at any time without further notice to Unit Holders. In the event the Exchange Option is not available to a Unit Holder at the time he wishes to exercise it, the Unit Holder will be immediately notified and no action will be taken with respect to his Units without further instruction from the Unit Holder.

    To exercise the Exchange Option, a Unit Holder should notify the Sponsor of his desire to exchange his Units for one or more units of the Exchange Trusts. If units of the applicable outstanding series of the Exchange Trust are at that time available for sale, the Unit Holder may select the series or group of series for which he desires his Units to be exchanged. The Unit Holder will be provided with a current prospectus or prospectuses relating to each series in which he indicates interest.

    Units of the Exchange Trust trading in the secondary market maintained by the Sponsor, if so maintained, will be sold to the Unit Holder at a price equal to the evaluation price per unit of the securities in that portfolio and the applicable sales charge of $15 per unit of the Exchange Trust. The reduced sales charge for units of any Exchange Trust acquired during the initial offering period for such units will result in a price for such units equal to the offering side evaluation per unit of the securities in the Exchange Trust's portfolio plus accrued interest plus a reduced sales charge of $25 per Exchange Trust unit. The reduced sales charge for a unit holder of an Exchange Trust exchanging into this series of Government Securities Equity Trust will be $.20 per Unit for Units purchased in the secondary market and $.30 per Unit for Units purchased during the initial offering period. Exchange transactions will be effected only in whole units; thus, any proceeds not used to acquire whole units will be paid to the exchanging Unit Holder unless the Unit Holder adds the amount of cash necessary to purchase one additional whole Exchange Trust unit.

    Owners of units of any registered unit investment trust, other than Prudential Securities Incorporated sponsored trusts, which was initially offered at a minimum applicable sales charge of 3.0% of the public offering price exclusive of any applicable sales charge discounts, may elect to apply the cash proceeds of sale or redemption of those units directly to acquire units of any Exchange Trust trading in the secondary market at the reduced sales charge of $20 per Unit, subject to the terms and conditions applicable to the Exchange Option. To exercise this option, the owner should notify his retail broker. He will be given a prospectus of each series in which he indicates interest, units of which are available. The

Sponsor reserves the right to modify, suspend or terminate the option at any time without further notice, including the right to increase the reduced sales charge applicable to this option (but not in excess of $5 more per unit than the corresponding fee then charged for a unit of an Exchange Trust which is being exchanged).

    For example, assume that a Unit Holder, who has three units of a Trust with a 4.25% sales charge and a current price of $1,100 per unit, sells his units and exchanges the proceeds for units of a series of an Exchange Trust with a current price of $950 per unit and an ordinary sales charge of 4.25%. The proceeds from the Unit Holder's units will aggregate $3,300. Since only whole units of an Exchange Trust may be purchased under the Exchange Option, the Holder would be able to acquire four units in the Exchange Trust for a total cost of $3,860 ($3,800 for units and $60 for the $15 per unit sales charge) by adding an extra $560 in cash. Were the Unit Holder to acquire the same number of units at the same time in the regular secondary market maintained by the Sponsor, the price would be $3,968.68 [$3,800 for the units and $168.68 for the 4.25% sales charge (4.439% of the net amount invested)].

Federal Income Tax Consequences

    An exchange of Units pursuant to the Exchange Option will constitute a ``taxable event'' under the Code, i.e., a Unit Holder will recognize gain or loss at the time of the exchange except that upon exchange of Units of this series of the Government Securities Equity Trust for units of any other series of the Exchange Trusts which are grantor trusts for U.S. federal income tax purposes the Internal Revenue Service may seek to disallow any loss incurred upon such exchange to the extent that the underlying securities in each trust are substantially identical and the purchase of units of an Exchange Trust takes place less than thirty-one days after the sale of the Units. Unit Holders are advised to consult their own tax advisors as to the tax consequences of exchanging Units in their particular case. In particular, Unit Holders who exchange Units of this series of the Government Securities Equity Trust for units of any other series of Exchange Trusts within 91 days of acquisition of the Units should consult their tax advisers as to the possible application of
Section 852(f) of the Code to the exchange.

                      REINVESTMENT OF TRUST DISTRIBUTIONS

    Distributions by the Trust, if any, of dividend income received by the Trust, 12b-1 fee amounts paid by the Sponsor, distributions of any net capital gains received in respect of Fund Shares and proceeds of the sale of Fund Shares not used to redeem Units will be made quarterly on or shortly after the Quarterly Distribution Date to Unit Holders of record on the Quarterly Record Date immediately preceding such Quarterly Distribution Date. A Unit Holder will receive such amounts in cash unless such Unit Holder directs United States Trust Company of New York, acting as distribution agent, to invest such amounts on behalf of the participating Unit Holder in Fund Shares at such shares' net asset value which shares will be subject to 12b-1 expenses. Investment in Fund Shares is conditioned upon their lawful qualification for sale in the jurisdiction in which the Unit Holder resides. There can be no assurance, however, that such qualification will be obtained.

    The appropriate prospectus will be sent to the Unit Holder. A Unit Holder's election to participate in a reinvestment program will apply to all Units of the Trust owned by such Unit Holder. The Unit Holder should read the prospectus for the reinvestment program carefully before deciding to participate.

                              EXPENSES AND CHARGES

Initial Expenses

    All expenses and charges incurred prior to or in the establishment of the Trust were incurred by the Sponsor and Templeton Distributor.

Fees

    The Trustee will receive for its services under the Indenture an annual fee in the amount set forth in the ``Summary of Essential Information.''

    For each evaluation of the Treasury Obligations in the Trust, the Evaluator shall receive a fee as set forth in the ``Summary of Essential Information.''

    The Trustee's fees and the Evaluator's fees are payable quarterly on or before each Distribution Date from the Income Account, to the extent funds are available therein and thereafter from the Principal Account. Any of such fees may be increased without approval of the Unit Holders in proportion to increases under the classification ``All Services Less Rent'' in the Consumer Price Index published by the United States Department of Labor. The Trustee also receives benefits to the extent that it holds funds on deposit in various non-interest bearing accounts created under the Agreement.

Other Charges

    The following additional charges are or may be incurred by the Trust as more fully described in the Indenture: (a) fees of the Trustee for extraordinary services, (b) expenses of the Trustee (including legal and auditing expenses) and of counsel designated by the Sponsor, (c) various governmental charges, (d) expenses and costs of any action taken by the Trustee to protect the Trust and the rights and interests of the Unit Holders, (e) indemnification of the Trustee for any loss, liability or expenses incurred by it in the administration of the Trust without gross negligence, bad faith, willful misfeasance or willful misconduct on its part or reckless disregard of its obligations and duties, (f) indemnification of the Sponsor for any losses, liabilities and expenses incurred in acting as Sponsor or Depositor under the Indenture without gross negligence, bad faith, willful misfeasance or willful misconduct or reckless disregard of its obligations and duties, (g) expenditures incurred in contacting Unit Holders upon termination of the Trust and (h) to the extent then lawful, expenses (including legal, auditing and printing expenses) of maintaining registration or qualification of the Units and/or the Trust under Federal or State securities laws subsequent to initial registration so long as the Sponsor is maintaining a market for the Units. The accounts of the Trust will be audited not less frequently than annually by independent public accountants selected by the Sponsor. The cost of such audit will be an expense of the Trust.

    The fees and expenses set forth herein are payable out of the Trust and when paid by or owing to the Trustee are secured by a lien on the Trust. If the cash dividend, capital gains distributions and 12b-1 fee payments made by the Sponsor to the Trust are insufficient to provide for amounts payable by the Trust, the Trustee has the power to sell Fund Shares (not Treasury Obligations) to pay such amounts. To the extent Fund Shares are sold, the size of the Trust will be reduced and the proportions of the types of Securities will change. Such sales might be required at a time when Fund Shares would not otherwise be sold and might result in lower prices than might otherwise be realized. Moreover, due to the minimum amount in which Fund Shares may be required to be sold, the proceeds of such sales may exceed the amount necessary for the payment of such fees and expenses. If the cash dividends, capital gains distributions and 12b-1 fee payments made by the Sponsor to the Trust and proceeds of Fund Shares sold after deducting the ordinary expenses are insufficient to pay the extraordinary expenses of the Trust the Trustee has the power to sell Treasury Obligations to pay such extraordinary expenses.

                       Government Securities Equity Trust
                            REINVESTMENT APPLICATION

    I/We hereby authorize and direct The Chase Manhattan Bank (National Association) to apply all distributions that I/we have elected to be reinvested as a registered unitholder(s) of a Government Securities Equity Trust Series towards the purchase of additional shares of the Templeton Growth Fund, Inc.

I/We hold Government Securities Equity Trust Series 6

       (This Series can only reinvest into the Templeton Growth Fund, Inc.)

    The authorization shall continue in effect until written notice of revocation is given by the certificate holder or his personal representatives.

  Name(s) in Which Unit Trust is Registered
  Social Security or Tax Identification Number
  Signature                                                     DATE
  Signature of Joint Tenant (if any)                            DATE
  My/Our Brokerage Firm Is:
  My/Our Account Number Is:

         Forward application to:    The Chase Manhattan Bank (National
                                    Association)
                                    P.O. Box 834
                                    New York, NY 10003

                             RIGHTS OF UNIT HOLDERS

Certificates

    Ownership of Units is evidenced by registered certificates executed by the Trustee and the Sponsor. Certificates are transferable or interchangeable upon presentation at the corporate trust office of the Trustee, properly endorsed or accompanied by an instrument of transfer satisfactory to the Trustee and executed by the Unit Holder or his authorized attorney, together with the payment of $2.00, if required by the Trustee (not currently required), or such other amount as may be determined by the Trustee and approved by the Sponsor, and any other tax or governmental charge imposed upon the transfer of Certificates. The Trustee will replace any mutilated, lost, stolen or destroyed Certificate upon proper identification, satisfactory indemnity and payment of charges incurred. Any mutilated Certificate must be presented to the Trustee before any substitute Certificate will be issued.

Certain Limitations

    The death or incapacity of any Unit Holder will not operate to terminate the Trust nor entitle the legal representatives or heirs of such Unit Holder to claim an accounting or to take any other action or proceeding in any court for a partition or winding up of the Trust.

    No Unit Holder shall have the right to vote except with respect to removal of the Trustee or amendment and termination of the Trust as prescribed in the Indenture (see ``Administration of the Trust--Amendment'' and ``Administration of the Trust--Termination,'' herein). Unit Holders shall have no right to control the operation or administration of the Trust in any manner.

Distributions

    The terms of the Treasury Obligations do not provide for periodic payment to the holders thereof of the annual accrual of discount. To the extent that dividends, distributions and/or 12b-1 fee payments from the Sponsor become payable with respect to the Fund Shares held in the Trust, the Trustee will collect such amounts as they become payable and credit such amounts to a separate Income Account created pursuant to the Indenture. All other moneys received by the Trustee with respect to the Fund Shares shall be credited to the Principal Account. Quarterly distributions to each Unit Holder of record as of the immediately preceding Quarterly Record Date will be made on the next following Quarterly Distribution Date and shall consist of an amount substantially equal to such Unit Holder's pro rata share of the distributable cash balances in the Income Account and the Principal Account, if any, computed as of the close of business on such Quarterly Record Date. No quarterly distribution will be made if the amount available for distribution is less than $2.50 per 100 Units except that, no less than once a year, on a Quarterly Distribution Date, the Trustee shall distribute the entire cash balances in the Principal and Income Accounts. All funds collected or received will be held by the Trustee in trust without interest to Unit Holders as part of the Trust until required to be disbursed in accordance with the provisions of the Indenture. Such funds will be segregated by separate recordation on the trust ledger of the Trustee so long as such practice preserves a valid preference of Unit Holders under the bankruptcy laws of the United States, or if such preference is not preserved, the Trustee shall handle such funds in such other manner as shall constitute the segregation and holding thereof in trust within the meaning of the Investment Company Act of 1940, as the same may be from time to time amended. To the extent permitted by the Indenture and applicable banking regulations, such funds are available for use by the Trustee pursuant to normal banking procedures.

    The Trustee is authorized by the Indenture to withdraw from the Principal Account to the extent funds are not sufficient in the Income Account such amounts as it deems necessary to establish a reserve for any taxes or other governmental charges that may be payable out of the Trust, which amounts will be credited to a separate Reserve Account. If the Trustee determines that the amount in the Reserve Account is greater than the amount necessary for payment of any taxes or other governmental charges, it will promptly recredit the excess to the Account from which it was withdrawn. In addition, the Trustee may withdraw from the Income Account, to the extent available, that portion of the Redemption Price which represents income.

    The balance paid on any redemption, including income, if any, shall be withdrawn from the Principal Account of the Trust to the extent that funds are available. If such available balance is insufficient, the Trustee is empowered to sell Securities in order to provide moneys for redemption of Units tendered. (See ``Rights of Unit Holders--Redemption'').

Reports and Records

    With each distribution, the Trustee will furnish to the Unit Holders a statement of the amount of dividends and other receipts, if any, distributed, expressed in each case as a dollar amount per Unit.

    Within a reasonable time after the end of each calendar year, the Trustee will furnish to each person who was a Unit Holder of record at any time during the calendar year a statement setting forth: (1) as to the Income Account: dividends and other cash amounts received, deductions for payment of applicable taxes and for fees and expenses of the Trust, redemptions of Units, and the balance remaining after such distributions and deductions, expressed both as a total dollar amount and as a dollar amount representing the pro rata share of each Unit outstanding on the last business day of such calendar year; (2) as to the Principal Account: the dates of disposition and identity of any Securities and the net proceeds received therefrom, deductions for payments of applicable taxes and for fees and expenses of the Trust and redemptions of Units, and the balance remaining after such distributions and deductions, expressed both as a total dollar amount and as a dollar amount representing the pro rata share of each Unit outstanding on the last business day of such calendar year; (3) a list of the Securities held and the number of Units outstanding on the last business day of such calendar year; (4) the Redemption Price per Unit based upon the last computation thereof made during such calendar year; (5) amounts actually distributed during such calendar year from the Income Account and from the Principal Account, separately stated, expressed both as total dollar amounts and as dollar amounts representing the pro rata share of each Unit outstanding on the last business day of such calendar year; and (6) an annual report of original issue discount accrual.

    The Trustee shall keep available for inspection by Unit Holders at all reasonable times during usual business hours, books of record and account of its transactions as Trustee, including records of the names and addresses of Unit Holders, a current list of Securities in the portfolio and a copy of the Indenture.

Redemption

   Tender of Units

    Units may be tendered to the Trustee for redemption at its corporate trust office at 770 Broadway, New York, New York 10003, upon delivery of a request for redemption and the Certificates for the Units requested to be redeemed and payment of any relevant tax. At the present time there are no specific taxes related to the redemption of the Units. No redemption fee will be charged by the Sponsor or the Trustee. Units redeemed by the Trustee will he canceled.

    Certificates for Units to be redeemed must be properly endorsed or accompanied by a written instrument of transfer, although redemptions without the necessity of Certificate presentation will be effected for record Unit Holders for whom Certificates have not been issued. Unit Holders must sign exactly as their name appears on the face of the Certificate with the signature guaranteed by an officer of a national bank or trust company or by a member firm of either the New York, Midwest or Pacific Stock Exchanges or other financial institution acceptable to the Trustee, if any. In certain instances the Trustee may require additional documents such as, but not limited to, trust instruments, certificates of death, appointments as executor or administrator or certificates of corporate authority.

    Within seven calendar days following such tender, or if the seventh calendar day is not a business day, on the first business day prior thereto, the Unit Holder will be entitled to receive in cash an amount for each Unit tendered equal to the Redemption Price per Unit computed as of the Evaluation Time set forth in the ``Summary of Essential Information'' on the date of tender (see ``Redemption-Computation of Redemption Price per Unit''). The ``date of tender'' is deemed to be the date on which Units are received by the Trustee, except that as regards Units received after the Evaluation time, the date of tender is the next day on which such Exchange is open for trading, and such Units will be deemed to have been tendered to the Trustee on such day for redemption at the Redemption Price computed on that day.

    There is no sales charge incurred when a Unit Holder tenders his Units to the Trustee for redemption. All amounts paid on redemption representing Income will be withdrawn from the Income Account to the extent moneys are available; all other amounts will be paid from the Principal Account. The Trustee is required by the Indenture to sell Fund Shares and Treasury Obligations, to the extent possible in the same ratio as the ratio of Fund Shares and Treasury Obligations then held in the Trust, in order to provide moneys for redemption of Units tendered. To the extent Securities are sold, the size of the Trust will be reduced. Such sales could result in a loss to the Trust. The redemption of a Unit for cash will constitute a taxable event for the Unit Holder under the Code (see ``Tax Status of the Trust'').

   Purchase by the Sponsor of Units Tendered for Redemption

    The Indenture requires that the Trustee notify the Sponsor of any tender of Units for redemption. So long as the Sponsor is maintaining a bid in the secondary market, the Sponsor, prior to the close of business on the second succeeding business day, may purchase any Units tendered to the Trustee for redemption at the price so bid by making payment therefor to the Unit Holder in an amount not less than the Redemption Price and not later than the day on which the Units would otherwise have been redeemed by the Trustee, i.e., the Unit Holder will receive the Redemption Price from the Sponsor within 7 days of the date of tender (see ``Public Offering of Units--Secondary Market''). Units held by the Sponsor may be tendered to the Trustee for redemption as any other Units. The price of any Units resold by the Sponsor will be the Public Offering Price determined in the manner provided in this Prospectus (see ``Public Offering of Unit--Public Offering Price''). Any profit resulting from the resale of such Units will belong to the Sponsor which likewise will bear any loss resulting from a reduction in the offering or redemption price subsequent to its acquisition of such Units (see ``Public Offering of Units-Profit of Sponsor'').

   Computation of Redemption Price per Unit

    The Redemption Price per Unit is determined as of the Evaluation Time on the date any such determination is made. The Redemption Price is each Unit's pro rata share, determined by the Trustee of the sum of:

        (1) the aggregate bid side evaluation of the Treasury Obligations in the Trust, as determined by the Evaluator and the net asset value of the Fund Shares in the Trust determined as of the Evaluation Time set forth in the ``Summary of Essential Information''; and

        (2) cash on hand in the Trust and dividends receivable on Fund Shares (other than cash deposited by the Sponsor for the purchase of Securities);

less amounts representing (a) accrued taxes and governmental charges payable out of the Trust, (b) the accrued expenses of the Trust, and (c) cash held with respect to previously tendered Units or for distribution to Unit Holders of record as of a date prior to the evaluation, and (d) any Reserve Account (``Redemption Price'').

    The right of redemption may be suspended and payment of the Redemption Price per Unit postponed for more than seven calendar days following a tender of Units for redemption for any period during which the New York Stock Exchange is closed, other than for weekend and holiday closing, or trading on that Exchange is restricted or during which (as determined by the Securities and Exchange Commission) an emergency exists as a result of which disposal or evaluation of the Securities is not reasonably practicable, or for such other periods as the Securities and Exchange Commission may by order permit. Neither the Trustee nor the Sponsor is liable to any person or in any way for any loss or damage that may result from any such suspension or postponement.


                                    SPONSOR

    Prudential Securities Incorporated is a Delaware corporation and is engaged in the underwriting, securities and commodities brokerage business and is a member of the New York Stock Exchange, Inc., other major securities exchanges and commodity exchanges and the National Association of Securities Dealers, Inc. Prudential Securities Incorporated, a wholly-owned subsidiary of Prudential Securities Group Inc. and an indirect wholly-owned subsidiary of The Prudential Insurance Company of America, is engaged in the investment advisory business. Prudential Securities Incorporated has acted as principal underwriter and managing underwriter of other investment companies. In addition to participating as a member of various selling groups or as an agent of other investment companies, Prudential Securities Incorporated executes orders on behalf of investment companies for the purchase and sale of securities of such companies and sells securities to such companies in its capacity as a broker or dealer in securities.

    Prudential Securities is distributor for Prudential Government Securities Trust (Intermediate Term Series), The Target Portfolio Trust, and for Class B shares of The BlackRock Government Income Trust and Prudential Adjustable Rate Securities Fund, Inc., and for Class B and C shares of Global Utility Fund, Inc., Nicholas-Applegate Fund, Inc. (Nicholas-Applegate Growth Equity Fund), Prudential Allocation Fund, Prudential California Municipal Fund (California Income Series and California Series), Prudential Europe Growth Fund, Inc., Prudential Equity Fund, Inc., Prudential Equity Income Fund, Prudential Global Fund, Inc., Prudential Global Genesis Fund, Inc., Prudential Global Natural Resources Fund, Inc., Prudential GNMA Fund, Inc., Prudential Government Income Fund, Inc., Prudential Growth Opportunity Fund, Inc., Prudential High Yield Fund, Inc., Prudential IncomeVertible(R) Plus Fund, Inc., Prudential Intermediate Global Income Fund, Inc., Prudential Multi-Sector Fund, Inc., Prudential Municipal Bond Fund,
                                      B-23

Prudential Municipal Series Fund (except Connecticut Money Market Series, Massachusetts Money Market Series, New York Money Market Series and New Jersey Money Market Series), Prudential National Municipals Fund, Inc., Prudential Pacific Growth Fund, Inc., Prudential Short-Term Global Income Fund, Inc., Prudential Strategist Fund, Inc., Prudential Structured Maturity Fund, Inc., Prudential U.S. Government Fund and Prudential Utility Fund, Inc.

    On October 21, 1993, Prudential Securities Incorporated entered into an omnibus settlement with the Securities and Exchange Commission (``SEC''), state securities regulators (with the exception of the Texas Securities Commissioner who joined the settlement on January 18, 1994) and the National Association of Securities Dealers, Inc. (``NASD'') to resolve allegations that from 1980 through 1990 Prudential Securities Incorporated sold certain limited partnership interests in violation of securities laws to persons for whom such securities were not suitable and misrepresented the safety, potential returns and liquidity of these investments. Without admitting or denying the allegations asserted against it, Prudential Securities Incorporated consented to the entry of an SEC Administrative Order which stated that the conduct of Prudential Securities Incorporated violated the federal securities laws, directed Prudential Securities Incorporated to cease and desist from violating the federal securities laws, pay civil penalties, and adopt certain remedial measures to address the violations.

    Pursuant to the terms of the SEC settlement, Prudential Securities Incorporated agreed to the imposition of a $10,000,000 civil penalty, established a settlement fund in the amount of $330,000,000 and procedures to resolve legitimate claims for compensatory damages by purchasers of the partnership interests. Prudential Securities Incorporated has agreed to provide additional funds, if necessary, for the purpose of the settlement fund. The settlement with the state securities regulators included an agreement to pay a penalty of $500,000 per jurisdiction. Prudential Securities Incorporated consented to a censure and to the payment of a $5,000,000 fine in settling the NASD action.

    In October 1994, a criminal complaint was filed with the United States Magistrate for the Southern District of New York alleging that Prudential Securities Incorporated committed fraud in connection with the sale of certain limited partnership interests in violation of federal securities laws. An agreement was simultaneously filed to defer prosecution of these charges for a period of three years from the signing of the agreement, provided that Prudential Securities Incorporated complies with the terms of the agreement. If, upon completion of the three year period, Prudential Securities Incorporated has complied with the terms of the agreement, no prosecution will be instituted by the United States for the offenses charged in the complaint. If on the other hand, during the course of the three year period, Prudential Securities Incorporated violates the terms of the agreement, the U.S. Attorney can then elect to pursue these charges. Under the terms of the agreement, Prudential Securities Incorporated agreed, among other things, to pay an additional $330,000,000 into the fund established by the SEC to pay restitution to investors who purchased certain Prudential Securities Incorporated limited partnership interests.

Limitations on Liability

    The Sponsor is liable for the performance of its obligations arising from its responsibilities under the Indenture, but will be under no liability to Unit Holders for taking any action or refraining from any action in good faith or for errors in judgment or responsible in any way for any default, failure or defect in any Security or for depreciation or loss incurred by reason of the sale of any Securities, except in cases of willful misfeasance, bad faith, gross negligence or reckless disregard for its obligations and duties (see ``Sponsor--Responsibility'').

Responsibility

    The Trust is not a managed registered investment company. Securities will not be sold by the Trustee to take advantage of ordinary market fluctuations.

    Although the Sponsor and Trustee do not presently intend to dispose of Securities, the Indenture permits the Sponsor to direct the Trustee to dispose of any Security in the Trust for the purpose of redeeming Units tendered for redemption and to dispose of Fund Shares to pay Trust expenses.

    The proceeds resulting from the disposition of any Security in the Trust will be distributed as set forth under ``Rights of Unit
Holders---Distributions'' to the extent such proceeds are not utilized for the purpose of redeeming Units or paying Trust expenses.

Resignation

    If at any time the Sponsor shall resign under the Indenture or shall fail or be incapable of performing its duties thereunder or shall become bankrupt or its affairs are taken over by public authorities, the Indenture directs the Trustee to either (1) appoint a successor Sponsor or Sponsors at rates of compensation deemed reasonable by the Trustee not exceeding amounts prescribed by the Securities and Exchange Commission, (2) act as Sponsor itself without terminating the Trust or (3) terminate the Trust. The Trustee will promptly notify Unit Holders of any such action.

                                    TRUSTEE

    The Trustee is The Chase Manhattan Bank (National Association), a national banking association with its principal executive office at 1 Chase Manhattan Plaza, New York, New York 10081 and its unit investment trust office at 770 Broadway, New York, New York 10003. The Trustee is subject to supervision by the Comptroller of the Currency, the Federal Deposit Insurance Corporation and the Board of Governors of the Federal Reserve System. In connection with the storage and handling of certain Securities deposited in the Trust, the Trustee may use the services of The Depository Trust Company. These services may include safekeeping of the Securities and coupon-clipping, computer book-entry transfer and institutional delivery services. The Depository Trust Company is a limited purpose trust company organized under the Banking Law of the State of New York, a member of the Federal Reserve System and a clearing agency registered under the Securities Exchange Act of 1934.

Limitations on Liability

    The Trustee shall not be liable or responsible in any way for depreciation or loss incurred by reason of the disposition of any moneys, Securities or Certificates or in respect of any evaluation or for any action taken in good faith reliance on prima facie properly executed documents except in cases of willful misfeasance, bad faith, gross negligence or reckless disregard for its obligations and duties. In addition, the Indenture provides that the Trustee shall not be personally liable for any taxes or other governmental charges imposed upon or in respect of the Trust which the Trustee may be required to pay under current or future laws of the United States or any other taxing authority having jurisdiction.

Responsibility

    The Trustee shall not be liable for any default, failure or defect in any Security or for any depreciation or loss by reason of any such sale of Fund Shares or by reason of the failure of the Sponsor to give directions to the Trustee.

    Additionally, the Trustee may sell Securities designated by the Sponsor, or if not so directed, in its own discretion, for the purpose of redeeming Units tendered for redemption. Fund Shares will be sold first unless the Sponsor is able to sell Treasury Obligations and Fund Shares in the proportionate relationship between the maturity values of the Treasury Obligations and the number of Fund Shares.

    Amounts received by the Trust upon the sale of any Security under the conditions set forth above will be deposited in the Principal Account when received and to the extent not used for the redemption of Units will be distributable by the Trustee to Unit Holders of record on the Quarterly Record Date next prior to a Quarterly Distribution Date.

    For information relating to the responsibilities of the Trustee under the Indenture, reference is also made to the material set forth under ``Rights of Unit Holders'' and ``Sponsor--Resignation.''

Resignation

    By executing an instrument in writing and filing the same with the Sponsor, the Trustee and any successor may resign. In such an event the Sponsor is obligated to appoint a successor trustee as soon as possible. If the Trustee becomes incapable of acting or becomes bankrupt or its affairs are taken over by public authorities, the Sponsor may remove the Trustee and appoint a successor as provided in the Indenture. The Sponsor may also remove the Trustee for any other reason that the Sponsor determines to be in the best interest of the Unit Holders. Such resignation or removal shall become effective upon the acceptance of appointment by the successor trustee. If upon resignation of a trustee no successor has been appointed and has accepted the appointment within thirty days after notification, the retiring trustee may apply to a court of competent jurisdiction for the appointment of a successor. The resignation or removal of a trustee becomes effective only when the successor trustee accepts its appointment as such or when a court of competent jurisdiction appoints a successor trustee. A successor trustee has the same rights and duties as the original trustee except to the extent, if any, that the Indenture is modified as permitted by its terms.

                                   EVALUATOR

    The Evaluator is Kenny S&P Evaluation Services, a division of J.J. Kenny Co., Inc., with main offices located at 65 Broadway, New York, New York 10006.

Limitations on Liability

    The Trustee, Sponsor and Unit Holders may rely on any evaluation furnished by the Evaluator and shall have no responsibility for the accuracy thereof. Determinations by the Evaluator under the Indenture shall be made in good faith upon the basis of the best information available to it; provided, however, that the Evaluator shall be under no liability to the Trustee, Sponsor or Unit Holders for errors in judgment. The Evaluator shall, however, be liable for its own willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties under the Indenture.

Responsibility

    The Indenture requires the Evaluator to evaluate the Treasury Obligations on the basis of their bid prices on the last business day of June and December in each year, on the day on which any Unit is tendered for redemption and on any other day such evaluation is desired by the Trustee or is requested by the Sponsor. For information relating to the responsibility of the Evaluator to evaluate the Treasury Obligations, see ``Public Offering of Units--Public Offering Price.''

Resignation

    The Evaluator may resign or may be removed by the Sponsor, and the Sponsor is to use its best efforts to appoint a satisfactory successor. Such resignation or removal shall become effective upon the acceptance of appointment by the successor Evaluator. If upon resignation of the Evaluator no successor accepts appointment within thirty days after notice of resignation, the Evaluator may apply to a court of competent jurisdiction for the appointment of a successor.

                   AMENDMENT AND TERMINATION OF THE INDENTURE

Amendment

    The Indenture may be amended by the Trustee and the Sponsor without the consent of Unit Holders (a) to cure any ambiguity or to correct or supplement any provision thereof which may be defective or inconsistent, (b) to change any provision thereof as may be required by the Securities and Exchange Commission or any successor governmental agency, and (c) to make such other provisions as shall not adversely affect the interest of the Unit Holders; provided that the Indenture may also be amended by the Sponsor and the Trustee with the consent of Unit Holders evidencing 51% of the Units at the time outstanding for the purposes of adding any provisions to or changing in any manner or eliminating any of the provisions of the Indenture or of modifying in any manner the rights of Unit Holders. In no event shall the Indenture be amended, so as to increase the number of Units issuable thereunder except as the result of the additional deposits of Securities, to permit the deposit of Securities after the Date of Deposit except in accordance with the terms and conditions of the Indenture as initially adopted, to permit any other acquisition of securities or other property by the Trustee either in addition to or in substitution for any of the Securities on hand in the Trust or to permit the Trustee to vary the investment of the Unit Holders or to empower the Trustee to engage in business or to engage in investment activities not specifically authorized in the Indenture as originally adopted; or so as to adversely affect the characterization of the Trust as a grantor trust for Federal income tax purposes. In the event of any amendment the Trustee is obligated to promptly notify all Unit Holders of the substance of such amendment.

Termination

    The Trust may be terminated at any time by the consent of the holders of 51% of the Units or by the Trustee upon the direction of the Sponsor when the aggregate net value of all Trust assets as shown by an evaluation made as described under ``Evaluator--Responsibility'' is less than 40% of the aggregate maturity values of the Treasury Obligations deposited in the Trust on the Date of Deposit and subsequent thereto calculated after the most recent deposit of Treasury Obligations in the Trust or if there has been a material change in the Fund's objectives or if Replacement Treasury Obligations are not acquired. However in no event may the Trust continue beyond the Mandatory Termination Date set forth under ``Summary of Essential Information.'' In the event of termination, written notice thereof will be sent by the Trustee to all Unit Holders.

    Within a reasonable period after termination, the Trustee will sell any Securities remaining in the Trust (other than Fund Shares for which an in kind distribution has been requested) and, after paying all expenses and charges incurred by a Trust, will distribute to each Unit Holder, upon surrender for cancellation of his Certificate for Units, his pro rata share of: (i) the amount realized upon disposition of the Fund Shares unless the Unit Holder notifies the Trustee in writing of his preference for distribution ``in kind,'' (ii) the amount realized upon the disposition or maturity of the Treasury Obligations and
(iii) any other assets of the Trust. A Unit Holder may invest the proceeds of the Treasury Obligations in Fund Shares at such shares' net asset value, which shall be subject to 12b-1 expenses. The sale of the Securities in the Trust upon termination may result in a lower amount than might otherwise be realized if such sale were not required at such time and, therefore, the amount realized by a Unit Holder on termination may be less than the principal amount of Treasury Obligations represented by the Units held by such Unit Holder.

Tax Impact of In Kind Distribution Upon Termination

    Under the position taken by the Internal Revenue Service in Revenue Ruling 90-7, a distribution by the Trustee to a Unit Holder (or to his agent) of his pro rata share of the Fund Shares in kind upon termination of the Trust will not be a taxable event to the Unit Holder. Such Unit Holder's basis for Fund Shares so distributed (other than any Fund Shares purchased with his pro rata share of the proceeds of Treasury Obligations) will be equal to his basis for the same Fund Shares (previously represented by his Units) prior to such distribution and his holding period for such Fund Shares will be the shorter of the period during which he held his Units and the period for which the Securities were held in the Trust. A Unit Holder will have a taxable gain or loss, which will be a capital gain or loss except in the case of a dealer or a financial institution, when the Unit Holder disposes of such Securities in a taxable transfer.

                                 LEGAL OPINIONS

    The legality of the Units offered hereby has been passed upon by Messrs. Cahill Gordon & Reindel, a partnership including a professional corporation, 80 Pine Street, New York, New York 10005, as special counsel for the Sponsor.

                              INDEPENDENT AUDITORS

    The Statement of Financial Condition and Schedule of Portfolio Securities of the Government Securities Equity Trust included in this Prospectus have been examined by Deloitte & Touche LLP, certified public accountants, as stated in their report appearing herein, and are included in reliance upon such report given upon the authority of that firm as experts in accounting and auditing.

--------------------------------------------------------------------------------

    No person is authorized to give any information or to make any representations with respect to this investment company not contained in this Prospectus; and any information or representation not contained herein must not be relied upon as having been authorized. This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, securities in any state to any person to whom it is not lawful to make such offer in such state.
--------------------------------------------------------------------------------

               GOVERNMENT SECURITIES EQUITY TRUST
                            Series 6
                      Table of Contents
                                                            Page
                                                           -----
Summary of Essential Information........................    A-iv
Independent Auditors' Report............................     A-1
Statement of Financial Condition........................     A-2
Schedule of Portfolio Securities........................     A-8
The Trust...............................................     B-1
    Trust Formation.....................................     B-1
    Securities Selection................................     B-2
    Stripped U.S. Treasury Obligations..................     B-2
    Templeton Growth Fund, Inc..........................     B-3
    General Information Regarding the Fund..............     B-3
    Investment Strategies and Restrictions..............     B-5
    Net Asset Value of the Fund Shares..................     B-6
    The Fund's Investment Manager.......................     B-7
    The Fund's Plan of Distribution.....................     B-7
    Risk of Investment in Units.........................     B-8
    Fund Risk Factors...................................     B-8
    The Units...........................................    B-11
Tax Status of the Trust.................................    B-11
Retirement Plans........................................    B-14
Public Offering of Units................................    B-15
    Public Offering Price...............................    B-15
    Public Distribution.................................    B-15
    Secondary Market....................................    B-15
    Profit of Sponsor...................................    B-16
    Volume Discount.....................................    B-16
    Employee Discount...................................    B-17
Exchange Option.........................................    B-17
    Federal Income Tax Consequences.....................    B-18
Reinvestment of Trust Distributions.....................    B-18
Expenses and Charges....................................    B-18
    Initial Expenses....................................    B-18
    Fees................................................    B-18
    Other Charges.......................................    B-19
Rights of Unit Holders..................................    B-21
    Certificates........................................    B-21
    Certain Limitations.................................    B-21
    Distributions.......................................    B-21
    Reports and Records.................................    B-22
    Redemption..........................................    B-22
Sponsor.................................................    B-23
    Limitations on Liability............................    B-24
    Responsibility......................................    B-24
    Resignation.........................................    B-25
Trustee.................................................    B-25
    Limitations on Liability............................    B-25
    Responsibility......................................    B-25
    Resignation.........................................    B-25
Evaluator...............................................    B-26
    Limitations on Liability............................    B-26
    Responsibility......................................    B-26
    Resignation.........................................    B-26
Amendment and Termination of the Indenture..............    B-26
    Amendment...........................................    B-26
    Termination.........................................    B-26
    Tax Impact of In Kind Distribution Upon
    Termination.........................................    B-27
Legal Opinions..........................................    B-27
Independent Auditors....................................    B-27

                                     (LOGO)

                                    Sponsor

                       Prudential Securities Incorporated
                               One Seaport Plaza
                                199 Water Street
                            New York, New York 10292

                                    Trustee

                            The Chase Manhattan Bank
                             (National Association)
                            1 Chase Manhattan Plaza
                            New York, New York 10081

                                   Evaluator

                              Kenny S&P Evaluation
                            Services, a division of
                              J.J. Kenny Co., Inc.
                                  65 Broadway
                            New York, New York 10006

                                  Fund Shares

                                Templeton Growth
                                   Fund, Inc.
                               700 Central Avenue
                         St. Petersburg, FL 33701-3628